UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2022

Baron Funds®

Baron Investment Funds Trust

Annual Financial Report

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the year ended September 30, 2022. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer November 23, 2022	Linda S. Martinson Chairman, President and Chief Operating Officer November 23, 2022	Peggy Wong Treasurer and Chief Financial Officer November 23, 2022

This Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	(30.79)%	2.14%	7.18%	10.96%	10.82%
Baron Asset Fund — Institutional Shares[1,2,4]	(30.61)%	2.41%	7.46%	11.26%	10.93%
Baron Asset Fund — R6 Shares[1,2,4]	(30.61)%	2.41%	7.46%	11.26%	10.93%
Russell Midcap Growth Index[1]	(29.50)%	4.26%	7.62%	10.85%	9.65%	[3]
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	11.70%	9.63%

†

The Fund’s 3-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to September 30, 2022.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2022 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Gartner, Inc.	9.8%
IDEXX Laboratories, Inc.	5.6%
Mettler-Toledo International, Inc.	5.0%
CoStar Group, Inc.	4.3%
Verisk Analytics, Inc.	4.1%
FactSet Research Systems, Inc.	3.8%
Vail Resorts, Inc.	3.3%
ANSYS, Inc.	3.2%
The Charles Schwab Corp.	3.2%
Bio-Techne Corporation	2.9%

45.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Asset Fund1 declined 30.79%, while the Russell Midcap Growth Index fell 29.50% and the S&P 500 Index declined 15.47%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

No sector contributed. Health Care, Information Technology, and Consumer Discretionary investments detracted the most.

Aspen Technology, Inc. was the top contributor. Shares of this leader in process automation software increased as organic trends improved. In addition, Aspen closed a transformative deal with industrial equipment manufacturer Emerson. We expect management to improve the growth, profitability, and cash flow of the acquired businesses by converting them to recurring revenue models while leveraging Emerson’s vast sales force to improve its own growth.

IDEXX Laboratories, Inc. was the top detractor. Shares of this veterinary diagnostics leader declined following outsized pandemic-era gains when the veterinary industry benefited from the surge in pet adoptions and increased attentive to pet illness by people working from home. While recent results have been adversely impacted by difficult comparisons, we believe the pandemic has accelerated long-term secular trends around pet ownership and care. IDEXX’s competitive trends are outstanding, and we expect new proprietary innovations and field sales force expansion to be meaningful contributors to growth.

Although we do not know exactly when it will occur, we have little doubt the current bear market will end, as all prior bear markets have, and stock prices will eventually recover. We believe our portfolio, comprised of companies that benefit from secular growth drivers, strong competitive positions, and exceptional management teams, should perform well during a recovery. Longer term, given the significant decline in many of our companies’ shares for reasons we believe largely short term and macroeconomic in nature, we are optimistic about the long-term return potential across the portfolio. Our frequent discussions with company management indicate that business conditions have largely been untouched by the litany of investor concerns. This supports our conviction that our holdings have the potential to double in value over a five-year period.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	(26.31)%	6.12%	9.54%	11.02%	12.33%
Baron Growth Fund — Institutional Shares[1,2,3]	(26.12)%	6.39%	9.81%	11.31%	12.47%
Baron Growth Fund — R6 Shares[1,2,3]	(26.13)%	6.39%	9.81%	11.31%	12.47%
Russell 2000 Growth Index[1]	(29.27)%	2.94%	3.60%	8.81%	7.21%
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	11.70%	9.75%

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2022 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Total Investments
MSCI, Inc.	10.4%
FactSet Research Systems, Inc.	7.6%
Vail Resorts, Inc.	6.9%
Gartner, Inc.	6.7%
Arch Capital Group Ltd.	6.6%
CoStar Group, Inc.	5.8%
Iridium Communications Inc.	5.6%
Choice Hotels International, Inc.	5.2%
Kinsale Capital Group, Inc.	4.1%
Gaming and Leisure Properties, Inc.	3.8%

62.7%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of total investments)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Growth Fund1 declined 26.31%, while the Russell 2000 Growth Index fell 29.27% and the S&P 500 Index declined 15.47%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

Communication Services holdings contributed modestly. Consumer Discretionary, Health Care, Information Technology, and Financials investments detracted the most.

Kinsale Capital Group, Inc. was the top contributor. Shares of this specialty insurer increased on consistent quarterly results that exceeded analyst estimates. Market conditions remain favorable, with rising premium rates and more business shifting from the standard lines market to the excess and surplus lines market where Kinsale operates. We continue to own the stock because we believe Kinsale is well managed and has a long runway for growth in an attractive segment of the insurance market.

MSCI, Inc. was the top detractor. Shares of this leading provider of investment decision support tools fell in concert with the broader market rotation out of high-growth technology-related stocks. We retain long-term conviction as MSCI owns strong, “all-weather” franchises and is positioned to benefit from numerous secular tailwinds in the investment community.

The businesses in which we have invested have continued to report strong financial results despite growing concern of a slowdown. However, we recognize that the business cycle has valleys as well as peaks and we may well be headed in the former direction. That said, in the many decades we have been investors, we have never employed short-term macroeconomic forecasts to construct or manage our portfolio. We believe the $100 trillion global economy is far too complex, too interdependent, and too contingent on external factors such as geopolitics to be reliably predicted. Additionally, when such forecasts occasionally prove accurate, outcomes may already be reflected in equity prices. Instead, we focus on identifying and researching well-managed unique businesses with significant barriers to entry and compelling growth prospects, investing in them at attractive prices, and holding them for the long term.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	(30.93)%	5.39%	7.00%	9.85%	9.32%
Baron Small Cap Fund — Institutional Shares[1,2,3]	(30.76)%	5.67%	7.28%	10.14%	9.47%
Baron Small Cap Fund — R6 Shares[1,2,3]	(30.75)%	5.67%	7.28%	10.13%	9.47%
Russell 2000 Growth Index[1]	(29.27)%	2.94%	3.60%	8.81%	5.54%
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	11.70%	7.45%

†

The Fund’s 3-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2022 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Gartner, Inc.	6.0%
ASGN Incorporated	4.0%
ICON Plc	3.3%
Kinsale Capital Group, Inc.	3.2%
Installed Building Products, Inc.	2.9%
SiteOne Landscape Supply, Inc.	2.8%
Floor & Decor Holdings, Inc.	2.5%
Red Rock Resorts, Inc.	2.4%
Aspen Technology, Inc.	2.3%
BRP Group, Inc.	2.1%

31.5%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Small Cap Fund1 declined 30.93%, while the Russell 2000 Growth Index fell 29.27% and the S&P 500 Index declined 15.47%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

No sector meaningfully contributed to performance. Industrials, Information Technology, and Consumer Discretionary holdings detracted the most.

Aspen Technology, Inc. was the top contributor. Shares of this leader in process automation software increased as organic trends improved. In addition, Aspen closed a transformative deal with industrial equipment manufacturer Emerson. We expect management to improve the growth, profitability, and cash flow of the acquired businesses by converting them to recurring revenue models while leveraging Emerson’s vast sales force to improve its own growth.

Vertiv Holdings, LLC was the top detractor. Shares of this provider of digital infrastructure and continuity solutions pulled back due to investor aversion to companies that had gone public via the SPAC process in addition to concerns that capital spending for data centers may be peaking. We remain shareholders. We believe Vertiv will demonstrate robust earnings power over the long term as price increases lead to substantial operating margin expansion and will execute on its strategy of long-term value creation.

With more expected hikes to come, more and more companies are reducing earnings outlooks as they anticipate a slowdown. While the market remains largely focused on near-term estimates, it is our belief that we should not adjust our long-standing and time-tested investment approach. Our long-term thesis and projections for our holdings are intact; however, they may take longer to achieve as near-term growth will be likely slower than we had expected. Still, we think the upside is unusually high, primarily because we believe the economy will stabilize and the companies we own will grow significantly. We remain invested as we are confident the tide will turn sometime before interest rates crest, even if business results are under pressure at that moment.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	(38.38)%	12.99%	15.23%	13.22%	7.77%
Baron Opportunity Fund — Institutional Shares[1,2,3]	(38.23)%	13.30%	15.54%	13.52%	7.94%
Baron Opportunity Fund — R6 Shares[1,2,3]	(38.23)%	13.28%	15.54%	13.53%	7.95%
Russell 3000 Growth Index[1]	(23.01)%	10.16%	11.57%	13.36%	5.41%
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	11.70%	6.37%

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2022 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Microsoft Corporation	13.2%
Alphabet Inc.	7.9%
Amazon.com, Inc.	6.5%
Tesla, Inc.	5.1%
Gartner, Inc.	4.6%
argenx SE	4.1%
ZoomInfo Technologies Inc.	3.2%
NVIDIA Corporation	3.2%
Visa, Inc.	3.0%
CoStar Group, Inc.	2.9%

53.7%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Opportunity Fund1 declined 38.38%, while the Russell 3000 Growth Index fell 23.01% and the S&P 500 Index declined 15.47%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

No sector meaningfully contributed. Information Technology, Communication Services, and Consumer Discretionary holdings detracted the most.

ShockWave Medical, Inc. contributed the most. Shares of this medical device company increased on continued strong uptake of its minimally invasive treatment for arterial plaque despite hospital staffing shortages and other challenges. We think ShockWave has a differentiated technology serving a significant unmet need in arterial disease with potential to expand into treatment of heart valves.

Alphabet Inc. was the top detractor. Shares of the parent company of Google were down given broad weakness in digital advertising demand. We remain investors as we believe Alphabet will continue to benefit from long-term secular growth in mobile and online video advertising, accruing to its core assets of Search, YouTube, and the Google ad network. Although less significant in the current environment, Alphabet’s investments in Cloud, AI, and other bets provide additional long-term avenues for potential growth.

This continues to be a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver solid investment returns. Rather, we focus our research, analysis, and investment decisions on what we can know and what matters: identifying the durable secular growth trends we believe will drive long-term economic growth and the companies with durable competitive advantages, profitable business models, and long-term-oriented managers driving or riding these trends. We establish and monitor short- and long-term price targets for holdings and target companies using projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our shares at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND†

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	(46.49)%	(1.58)%	4.95%	9.97%	7.39%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	(46.35)%	(1.33)%	5.21%	10.25%	7.59%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	(46.36)%	(1.33)%	5.21%	10.25%	7.59%
Russell 1000 Growth Index[1]	(22.59)%	10.67%	12.17%	13.70%	10.06%
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	11.70%	8.74%

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2022 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Amazon.com, Inc.	9.2%
Alphabet Inc.	7.8%
Mastercard Incorporated	5.8%
Snowflake Inc.	5.7%
Tesla, Inc.	5.4%
ServiceNow, Inc.	5.3%
CrowdStrike, Inc.	4.9%
Datadog, Inc.	4.1%
EPAM Systems, Inc.	4.0%
NVIDIA Corporation	3.9%

56.1%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Fifth Avenue Growth Fund1 declined 46.49%, while the Russell 1000 Growth Index fell 22.59% and the S&P 500 Index declined 15.47%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with durable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and sector exposure is a result of stock selection.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

No sector meaningfully contributed. Information Technology, Consumer Discretionary, and Communication Services holdings detracted the most.

Argenx SE was the top contributor. Shares of this biotechnology company rose with the strong launch of Vyvgart, a treatment for generalized myasthenia gravis, an autoimmune disease that causes muscle weakness. Early sales tripled consensus estimates, and global approvals are coming earlier than guided. We remain shareholders given Vyvgart’s rare “pipeline in a product” potential to treat numerous diseases, which is what helps drugs achieve multi-blockbuster status.

Shopify Inc. was the top detractor. Shares of this cloud-based software provider offering an operating system for multi-channel commerce fell due to post-pandemic e-commerce normalization as economies reopened, competitive concerns following Amazon’s announcement of Buy with Prime, and the broader sell-off in growth stocks.

The markets seem resigned that the Federal Reserve will continue raising rates and a recession in 2023 is a foregone conclusion. Yet longer-term data continues to move in the right direction, at least as it relates to inflation. The 10-year inflation breakeven rate remains at its lowest level since early 2021, implying that the market is pricing in a 2.22% rate of inflation over the long term, just 22 bps above the Fed’s stated 2% objective.

Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	(37.47)%	7.21%	8.00%	11.40%
Baron Discovery Fund — Institutional Shares[1,2]	(37.31)%	7.51%	8.28%	11.68%
Baron Discovery Fund — R6 Shares[1,2,3]	(37.30)%	7.51%	8.28%	11.68%
Russell 2000 Growth Index[1]	(29.27)%	2.94%	3.60%	6.40%
S&P 500 Index[1]	(15.47)%	8.16%	9.24%	10.88%

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

September 30, 2022 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Kinsale Capital Group, Inc.	5.6%
Axonics, Inc.	3.9%
Boyd Gaming Corporation	3.1%
Revance Therapeutics, Inc.	3.0%
Rexford Industrial Realty, Inc.	3.0%
Advanced Energy Industries, Inc.	2.9%
Axon Enterprise, Inc.	2.5%
Silk Road Medical, Inc.	2.5%
Mercury Systems, Inc.	2.5%
Floor & Decor Holdings, Inc.	2.4%

31.4%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Discovery Fund1 declined 37.47%, while the Russell 2000 Growth Index fell 29.27% and the S&P 500 Index declined 15.47%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

Financials holdings contributed modestly. Information Technology, Industrials, and Health Care holdings detracted the most.

Specialty insurer Kinsale Capital Group, Inc. contributed the most on consistently strong financial results. Favorable market conditions with rate increases well above loss cost trends resulted in better margins and enhanced reserve development. We believe Kinsale is well managed and has a long runway for growth in an attractive segment of the insurance market.

S4 Capital plc detracted the most. Shares of this global digital marketing services business declined in as investors reacted negatively to an accounting issue earlier in the period followed by a reduced earnings outlook due to higher costs as the company ramped hiring in its content division. We remain impressed with S4’s 25% organic top-line growth expectations as the industry struggles and believe management has concrete levers to manage costs.

Thus far, 2022 has been a challenging year for the economy and the market. In many cases, small-cap stocks are trading at or below the valuation levels we saw during the steep downturn at the start of the COVID pandemic. Investor sentiment is as pessimistic as we have ever seen since these readings started in the 1980s. It is understandable that we encounter significant investor skepticism when we say we are becoming more positive. However, we believe successful long-term investing requires a contrarian mindset. As Warren Buffett said once, be “fearful when others are greedy and greedy when others are fearful.” It is never easy to go against the crowd, and it is almost impossible to time the market bottom perfectly, but we believe that by staying the course with our competitively advantaged, emerging growth businesses, our shareholders will be rewarded when the inevitable economic recovery begins.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund (Unaudited)	September 30, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022
	One Year	Three Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	(20.39)%	7.76%	8.57%
Baron Durable Advantage Fund — Institutional Shares[1,2]	(20.21)%	8.02%	8.84%
Baron Durable Advantage Fund — R6 Shares[1,2]	(20.21)%	8.00%	8.82%
S&P 500 Index[1]	(15.47)%	8.16%	8.27%

[1]

The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results. The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

September 30, 2022 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2022

Percent of Net Assets
Microsoft Corporation	7.9%
Amazon.com, Inc.	7.1%
Alphabet Inc.	5.3%
UnitedHealth Group Incorporated	5.2%
Arch Capital Group Ltd.	4.9%
Danaher Corporation	4.8%
Thermo Fisher Scientific Inc.	4.7%
Accenture plc	4.6%
S&P Global Inc.	4.3%
Mastercard Incorporated	4.2%

53.0%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2022, Baron Durable Advantage Fund1 declined 20.39% while the S&P 500 Index declined 15.47%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

The pandemic — and post-pandemic — market rally ended abruptly at the start of 2022. Expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, shortages of housing and goods, and a tight labor market. The war in Ukraine provoked an energy crisis in Europe. China renewed COVID lockdowns, and its technology trade war with the U.S. intensified. Inflation accelerated to 40-year highs. The Federal Reserve pivoted to a more aggressive stance, embarking on a program of rate hikes in its drive to tame inflation. The highly uncertain setting led to a dramatic shift in investors’ risk tolerance and time horizons, resulting in a bear market with no immediate end in sight.

No sector meaningfully contributed. Information Technology, Communication Services, and Financials holdings detracted the most.

UnitedHealth Group Incorporated was the top contributor. Shares of this leading health insurer increased on robust earnings and guidance during the period. We believe UnitedHealth leads the industry in innovation and execution, as evidenced by its Medicare Advantage share gains, cost controls, and leadership in the shift to value-based care.

Meta Platforms, Inc. was the top detractor. Shares of the world’s largest social network fell due to broader digital advertising weakness and difficulties with advertising effectiveness as a result of Apple’s enhanced privacy features implemented in late 2021. We believe Meta will resolve these issues and utilize its leadership in mobile advertising, massive user base, and technological scale to perform well over the long term, with additional monetization opportunities ahead.

The markets seem resigned that the Federal Reserve will continue raising rates and a recession in 2023 is a foregone conclusion. Yet longer-term data continues to move in the right direction, at least as it relates to inflation. The 10-year inflation breakeven rate remains at its lowest level since early 2021, implying that the market is pricing in a 2.22% rate of inflation over the long term, just 22 bps above the Fed’s stated 2% objective.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is returned to shareholders as dividends or share repurchases. We are optimistic about the prospects of the companies we own while continuing to search for new ideas.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties. Individual weights may not sum to 100% due to rounding.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	September 30, 2022

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (97.49%)
Communication Services (3.12%)
	Advertising (0.90%)
594,000	The Trade Desk, Inc., Cl A1	$11,554,017	$35,491,500

	Cable & Satellite (0.38%)
200,000	Liberty Broadband Corporation, Cl C1	14,005,757	14,760,000

	Interactive Media & Services (1.84%)
1,735,709	ZoomInfo Technologies, Inc.[1]	43,840,818	72,309,637

Total Communication Services		69,400,592	122,561,137

Consumer Discretionary (6.73%)
	Automobile Manufacturers (0.36%)
425,305	Rivian Automotive, Inc., Cl A1	33,173,790	13,996,788

	Home Improvement Retail (0.41%)
230,000	Floor & Decor Holdings, Inc., Cl A1	20,284,647	16,159,800

	Hotels, Resorts & Cruise Lines (2.64%)
546,442	Choice Hotels International, Inc.	5,198,084	59,846,328
543,233	Hyatt Hotels Corp., Cl A1	16,817,762	43,980,143

		22,015,846	103,826,471

	Leisure Facilities (3.32%)
603,538	Vail Resorts, Inc.	11,683,688	130,146,934

Total Consumer Discretionary		87,157,971	264,129,993

Financials (13.74%)
	Asset Management & Custody Banks (0.63%)
237,514	T. Rowe Price Group, Inc.	5,729,987	24,941,345

	Financial Exchanges & Data (5.71%)
370,725	FactSet Research Systems, Inc.	19,898,420	148,330,780
201,267	MarketAxess Holdings, Inc.	21,743,183	44,779,895
30,000	MSCI, Inc.	7,783,774	12,653,700
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	18,403,583

		61,404,090	224,167,958

	Insurance Brokers (0.81%)
158,421	Willis Towers Watson plc[2]	19,439,430	31,833,116

	Investment Banking & Brokerage (3.31%)
1,750,936	The Charles Schwab Corp.	1,542,900	125,839,770
19,000	LPL Financial Holdings, Inc.	4,376,048	4,151,120

		5,918,948	129,990,890
	Property & Casualty Insurance (2.56%)
2,203,444	Arch Capital Group Ltd.[1,2]	7,933,936	100,344,840

	Regional Banks (0.72%)
216,421	First Republic Bank	5,518,736	28,253,761

Total Financials		105,945,127	539,531,910

Shares		Cost	Value
Common Stocks (continued)

Health Care (23.66%)
	Biotechnology (0.52%)
58,366	argenx SE, ADR[1,2]	$18,854,201	$20,606,116

	Health Care Equipment (7.73%)
682,000	DexCom, Inc.[1]	54,311,293	54,928,280
673,630	IDEXX Laboratories, Inc.[1]	12,186,829	219,468,654
143,644	Teleflex, Inc.	25,017,949	28,938,520

		91,516,071	303,335,454
	Health Care Supplies (1.45%)
215,418	The Cooper Companies, Inc.	36,713,299	56,848,810

	Health Care Technology (1.93%)
459,386	Veeva Systems, Inc., Cl A1	27,115,596	75,743,564

	Life Sciences Tools & Services (12.03%)
399,986	Bio-Techne Corporation	39,595,545	113,596,024
135,000	ICON plc[1,2]	29,220,173	24,810,300
212,552	Illumina, Inc.[1]	9,061,707	40,552,796
181,117	Mettler-Toledo International, Inc.[1]	10,795,784	196,352,562
394,404	West Pharmaceutical Services, Inc.	17,058,063	97,054,937

		105,731,272	472,366,619

Total Health Care		279,930,439	928,900,563

Industrials (13.83%)
	Environmental & Facilities Services (1.45%)
1,643,418	Rollins, Inc.	24,597,482	56,993,736

	Industrial Machinery (1.74%)
340,760	IDEX Corporation	24,525,881	68,100,886

	Research & Consulting Services (10.64%)
2,439,930	CoStar Group, Inc.[1]	59,005,227	169,941,125
1,438,500	TransUnion	77,172,718	85,576,365
951,206	Verisk Analytics, Inc.	23,582,787	162,209,159

		159,760,732	417,726,649

Total Industrials		208,884,095	542,821,271

Information Technology (31.68%)
	Application Software (13.18%)
571,856	ANSYS, Inc.[1]	20,310,482	126,780,475
166,026	Aspen Technology, Inc.[1]	30,241,636	39,547,393
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	91,424,877
150,000	Fair Isaac Corp.[1]	63,616,939	61,801,500
1,421,809	Guidewire Software, Inc.[1]	77,473,157	87,554,998
65,861	HubSpot, Inc.[1]	39,133,171	17,790,373
257,192	Roper Technologies, Inc.	26,184,327	92,496,531

		320,986,578	517,396,147

	Data Processing & Outsourced Services (2.07%)
589,217	Fidelity National Information Services, Inc.	33,648,188	44,527,129
771,076	SS&C Technologies Holdings, Inc.	20,933,204	36,818,879

		54,581,392	81,346,008

16	See Notes to Financial Statements.

September 30, 2022	Baron Asset Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Electronic Components (1.53%)
900,000	Amphenol Corp., Cl A	$42,881,684	$60,264,000

	Internet Services & Infrastructure (2.93%)
592,103	Verisign, Inc.[1]	27,318,889	102,848,291
154,000	Wix.com Ltd.[1,2]	12,246,120	12,047,420

		39,565,009	114,895,711

	IT Consulting & Other Services (10.39%)
60,000	EPAM Systems, Inc.[1]	31,066,807	21,731,400
1,396,323	Gartner, Inc.[1]	30,026,819	386,348,611

		61,093,626	408,080,011

	Technology Distributors (1.58%)
397,363	CDW Corp.	26,228,964	62,020,417

Total Information Technology		545,337,253	1,244,002,294

Real Estate (4.73%)
	Real Estate Services (0.93%)
542,323	CBRE Group, Inc., Cl A1	6,067,334	36,612,226

	Specialized REITs (3.80%)
175,000	Alexandria Real Estate Equities, Inc.[4]	26,236,333	24,533,250
65,416	Equinix, Inc.	4,258,856	37,211,238
306,856	SBA Communications Corp.	7,734,439	87,346,560

		38,229,628	149,091,048

Total Real Estate		44,296,962	185,703,274

Total Common Stocks		1,340,952,439	3,827,650,442

Private Common Stocks (0.63%)
Consumer Discretionary (0.63%)
	Internet & Direct Marketing Retail (0.63%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,6	50,000,041	24,543,535

Private Preferred Stocks (1.47%)
Industrials (1.47%)
	Aerospace & Defense (1.47%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,6	26,000,460	57,790,702

Principal Amount		Cost	Value
Short Term Investments (0.42%)
$16,820,449	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $16,821,612; (Fully Collateralized by $19,359,800 U.S.Treasury Note, 0.375% due 12/31/2025 Market value - $17,156,858)[5]	$16,820,449	$16,820,449

Total Investments (100.01%)		$1,433,773,389	3,926,805,128

Liabilities Less Cash and Other Assets (-0.01%)			(574,388)

Net Assets			$3,926,230,740

Retail Shares (Equivalent to $77.43 per share based on 23,566,345 shares outstanding)			$1,824,825,608

Institutional Shares (Equivalent to $81.71 per share based on 24,095,119 shares outstanding)			$1,968,917,159

R6 Shares (Equivalent to $81.70 per share based on 1,621,678 shares outstanding)			$132,487,973

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $82,334,237 or 2.10% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	September 30, 2022

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (99.99%)
Communication Services (5.60%)
	Alternative Carriers (5.60%)
7,900,000	Iridium Communications, Inc.[1,4]	$48,702,979	$350,523,000

Consumer Discretionary (19.06%)
	Casinos & Gaming (3.45%)
440,000	Boyd Gaming Corporation	11,056,072	20,966,000
4,975,000	Penn Entertainment, Inc.[1]	51,762,579	136,862,250
1,695,000	Red Rock Resorts, Inc., Cl A	30,919,577	58,070,700

		93,738,228	215,898,950

	Education Services (1.08%)
1,170,000	Bright Horizons Family Solutions, Inc.[1]	36,788,154	67,450,500

	Hotels, Resorts & Cruise Lines (7.64%)
2,975,000	Choice Hotels International, Inc.[4]	71,854,227	325,822,000
1,250,000	Marriott Vacations Worldwide Corp.	66,814,799	152,325,000

		138,669,026	478,147,000

	Leisure Facilities (6.89%)
2,000,000	Vail Resorts, Inc.	56,102,209	431,280,000

Total Consumer Discretionary		325,297,617	1,192,776,450

Financials (38.69%)
	Asset Management & Custody Banks (2.62%)
1,750,000	The Carlyle Group, Inc.	35,720,227	45,220,000
1,900,000	Cohen & Steers, Inc.	41,176,154	118,997,000

		76,896,381	164,217,000

	Financial Exchanges & Data (21.33%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	480,132,000
945,000	Morningstar, Inc.	19,271,951	200,642,400
1,550,000	MSCI, Inc.	28,720,345	653,774,500

		107,946,871	1,334,548,900

	Investment Banking & Brokerage (0.73%)
450,000	Houlihan Lokey, Inc.	19,625,873	33,921,000
350,000	Moelis & Co., Cl A	5,215,059	11,833,500

		24,840,932	45,754,500

	Life & Health Insurance (3.00%)
1,520,000	Primerica, Inc.	31,620,617	187,644,000

	Property & Casualty Insurance (10.72%)
9,120,000	Arch Capital Group Ltd.[1,2]	28,455,005	415,324,800
1,000,000	Kinsale Capital Group, Inc.	35,007,763	255,420,000

		63,462,768	670,744,800

	Thrifts & Mortgage Finance (0.29%)
520,000	Essent Group Ltd.[2]	14,300,210	18,132,400

Total Financials		319,067,779	2,421,041,600

Health Care (10.46%)
	Health Care Equipment (2.95%)
567,500	IDEXX Laboratories, Inc.[1]	7,964,243	184,891,500

	Health Care Supplies (0.50%)
1,829,564	Figs, Inc., Cl A1	19,728,364	15,093,903
1,147,434	Neogen Corp.[1]	13,141,411	16,029,653

		32,869,775	31,123,556

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (6.73%)
775,000	Bio-Techne Corporation	$40,802,348	$220,100,000
72,000	Mettler-Toledo International, Inc.[1]	3,293,302	78,056,640
500,000	West Pharmaceutical Services, Inc.	17,009,688	123,040,000

		61,105,338	421,196,640

	Pharmaceuticals (0.28%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	17,368,707

Total Health Care		120,361,400	654,580,403

Industrials (7.11%)
	Building Products (0.88%)
1,250,000	Trex Co., Inc.[1]	11,233,697	54,925,000

	Environmental & Facilities Services (0.15%)
1,200,000	BrightView Holdings, Inc.[1]	14,780,063	9,528,000

	Industrial Machinery (0.21%)
4,275,000	Marel hf (Netherlands)[2]	18,281,670	12,988,114

	Research & Consulting Services (5.87%)
5,275,000	CoStar Group, Inc.[1]	22,039,585	367,403,750

Total Industrials		66,335,015	444,844,864

Information Technology (12.52%)
	Application Software (5.02%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	32,059,500
1,000,000	ANSYS, Inc.[1]	22,816,668	221,700,000
975,000	Guidewire Software, Inc.[1]	29,909,124	60,040,500

		64,055,811	313,800,000

	Data Processing & Outsourced Services (0.57%)
750,000	SS&C Technologies Holdings, Inc.	5,540,901	35,812,500

	Electronic Components (0.19%)
60,000	Littelfuse, Inc.	6,452,400	11,921,400

	IT Consulting & Other Services (6.74%)
1,525,000	Gartner, Inc.[1]	21,222,737	421,952,250

Total Information Technology		97,271,849	783,486,150

Real Estate (6.55%)
	Diversified REITs (0.08%)
200,000	American Assets Trust, Inc.	3,350,429	5,144,000

	Office REITs (0.97%)
3,400,000	Douglas Emmett, Inc.	30,004,462	60,962,000

	Specialized REITs (5.50%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,054,963	105,142,500
5,400,000	Gaming and Leisure Properties, Inc.	114,573,084	238,896,000

		140,628,047	344,038,500

Total Real Estate		173,982,938	410,144,500

Total Common Stocks		1,151,019,577	6,257,396,967

18	See Notes to Financial Statements.

September 30, 2022	Baron Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2022

Shares		Cost	Value
Private Convertible Preferred Stocks (0.50%)
Industrials (0.28%)
	Electrical Components & Equipment (0.28%)
59,407,006	Northvolt AB (Sweden)[2,3,5,7]	$9,374,989	$17,811,468

Materials (0.22%)
	Fertilizers & Agricultural Chemicals (0.22%)
341,838	Farmers Business Network, Inc., Series F1,2,3,5,7	11,300,002	10,925,143
80,440	Farmers Business Network, Inc., Series G1,2,3,5,7	5,000,000	2,701,175

Total Materials		16,300,002	13,626,318

Total Private Convertible Preferred Stocks		25,674,991	31,437,786

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5]	0	102,306

Total Investments (100.49%)		$1,176,694,568	6,288,937,059

Liabilities Less Cash and Other Assets (-0.49%)			(30,708,148)

Net Assets			$6,258,228,911

Retail Shares (Equivalent to $80.38 per share based on 25,076,918 shares outstanding)			$2,015,588,300

Institutional Shares (Equivalent to $84.34 per share based on 48,296,135 shares outstanding)			$4,073,531,740

R6 Shares (Equivalent to $84.35 per share based on 2,004,771 shares outstanding)			$169,108,871

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $31,437,786 or 0.50% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	September 30, 2022

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (93.07%)
Communication Services (4.99%)
	Advertising (1.14%)
750,000	The Trade Desk, Inc., Cl A1	$2,662,500	$44,812,500

	Cable & Satellite (1.12%)
75,000	Liberty Broadband Corporation, Cl A1	298,828	5,595,000
200,000	Liberty Broadband Corporation, Cl C1	772,163	14,760,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	1,322,732	23,568,750

		2,393,723	43,923,750

	Movies & Entertainment (2.73%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C1	21,262,385	70,200,000
150,000	Madison Square Garden Entertainment Corp.[1]	2,346,185	6,613,500
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	30,748,500

		32,025,126	107,562,000

Total Communication Services		37,081,349	196,298,250

Consumer Discretionary (14.66%)
	Auto Parts & Equipment (0.36%)
3,500,000	Holley, Inc.[1]	34,929,795	14,175,000

	Casinos & Gaming (3.45%)
875,000	DraftKings, Inc., Cl A1	11,187,787	13,247,500
1,025,000	Penn Entertainment, Inc. (formerly, Penn National Gaming, Inc.)[1]	18,170,393	28,197,750
2,750,000	Red Rock Resorts, Inc., Cl A	75,439,769	94,215,000

		104,797,949	135,660,250

	Education Services (1.10%)
750,000	Bright Horizons Family Solutions, Inc.[1]	29,824,721	43,237,500

	Home Improvement Retail (2.50%)
1,400,000	Floor & Decor Holdings, Inc., Cl A1	55,967,953	98,364,000

	Homebuilding (2.88%)
1,400,000	Installed Building Products, Inc.	76,015,010	113,386,000

	Hotels, Resorts & Cruise Lines (0.12%)
1,000,000	Membership Collective Group, Inc., Cl A1	13,900,478	4,720,000

	Leisure Facilities (1.47%)
1,000,000	Planet Fitness, Inc., Cl A1	41,366,077	57,660,000

	Restaurants (1.68%)
2,250,000	The Cheesecake Factory, Inc.	62,520,432	65,880,000

	Specialized Consumer Services (1.10%)
2,350,000	European Wax Center, Inc., Cl A1	46,615,382	43,357,500

Total Consumer Discretionary		465,937,797	576,440,250

Consumer Staples (2.34%)
	Packaged Foods & Meats (1.29%)
3,350,000	UTZ Brands, Inc.	53,733,414	50,585,000

	Personal Products (1.05%)
3,500,000	The Beauty Health Co.[1]	50,004,368	41,265,000

Total Consumer Staples		103,737,782	91,850,000

Shares		Cost	Value
Common Stocks (continued)
Financials (6.52%)
	Insurance Brokers (2.07%)
3,100,000	BRP Group, Inc., Cl A1	$50,723,405	$81,685,000

	Investment Banking & Brokerage (1.20%)
625,000	Houlihan Lokey, Inc.	28,909,333	47,112,500

	Property & Casualty Insurance (3.25%)
500,000	Kinsale Capital Group, Inc.	72,425,817	127,710,000

Total Financials		152,058,555	256,507,500

Health Care (12.63%)
	Health Care Equipment (4.96%)
1,000,000	Axonics, Inc.[1]	35,459,918	70,440,000
700,000	DexCom, Inc.[1]	2,321,072	56,378,000
60,000	IDEXX Laboratories, Inc.[1]	829,217	19,548,000
275,000	Inspire Medical Systems, Inc.[1]	17,045,222	48,776,750

		55,655,429	195,142,750

	Life Sciences Tools & Services (4.51%)
250,000	Guardant Health, Inc.[1,3]	4,953,266	13,457,500
700,000	ICON plc[1]	38,492,341	128,646,000
32,500	Mettler-Toledo International, Inc.[1]	1,571,420	35,233,900

		45,017,027	177,337,400

	Managed Health Care (2.40%)
800,000	HealthEquity, Inc.[1]	13,208,487	53,736,000
1,100,000	Progyny, Inc.[1]	40,526,637	40,766,000

		53,735,124	94,502,000

	Pharmaceuticals (0.76%)
1,020,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,4]	28,920,686	29,621,790

Total Health Care		183,328,266	496,603,940

Industrials (25.66%)
	Aerospace & Defense (3.58%)
2,600,000	Kratos Defense & Security Solutions, Inc.[1]	39,209,896	26,416,000
1,200,000	Mercury Systems, Inc.[1]	37,862,063	48,720,000
125,000	TransDigm Group, Inc.[1]	0	65,602,500

		77,071,959	140,738,500

	Building Products (2.46%)
500,000	The AZEK Co., Inc.[1]	11,500,000	8,310,000
5,500,000	Janus International Group, Inc.[1]	54,266,533	49,060,000
900,000	Trex Co., Inc.[1]	37,410,110	39,546,000

		103,176,643	96,916,000

	Diversified Support Services (1.62%)
2,275,000	Driven Brands Holdings, Inc.[1]	57,328,359	63,654,500

	Electrical Components & Equipment (2.88%)
1,800,000	Shoals Technologies Group, Inc., Cl A1	29,324,283	38,790,000
7,650,000	Vertiv Holdings Co.[1]	78,901,960	74,358,000

		108,226,243	113,148,000

20	See Notes to Financial Statements.

September 30, 2022	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Environmental & Facilities Services (1.55%)
450,000	Waste Connections, Inc.	$19,650,000	$60,808,500

	Human Resource & Employment Services (5.33%)
1,750,000	ASGN, Inc.[1]	55,248,586	158,147,500
4,000,000	First Advantage Corp.[1]	65,399,826	51,320,000

		120,648,412	209,467,500

	Industrial Machinery (4.01%)
250,000	Chart Industries, Inc.[1]	39,176,841	46,087,500
550,000	John Bean Technologies Corp.	48,810,954	47,300,000
310,000	RBC Bearings, Incorporated[1]	39,092,037	64,421,100

		127,079,832	157,808,600

	Research & Consulting Services (0.83%)
3,500,000	Clarivate Plc[1]	39,366,721	32,865,000

	Trading Companies & Distributors (3.40%)
3,250,000	Hillman Solutions Corp.[1,3]	37,159,703	24,505,000
1,050,000	SiteOne Landscape Supply, Inc.[1]	57,097,581	109,347,000

		94,257,284	133,852,000

Total Industrials		746,805,453	1,009,258,600

Information Technology (21.91%)
	Application Software (9.18%)
750,000	Altair Engineering, Inc., Cl A1	11,935,619	33,165,000
379,929	Aspen Technology, Inc.[1]	38,011,833	90,499,088
950,000	Ceridian HCM Holding, Inc.[1]	29,430,555	53,086,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A1	27,854,229	25,185,000
7,388,636	E2open Parent Holdings, Inc., Cl A1	72,231,889	44,849,020
1,225,000	Guidewire Software, Inc.[1]	31,269,358	75,435,500
1,000,000	SmartRent, Inc.[1]	4,389,632	2,270,000
600,000	Sprout Social, Inc., Cl A1	34,651,923	36,408,000

		249,775,038	360,897,608
	Data Processing & Outsourced Services (2.28%)
1,000,000	Nuvei Corp., 144A (Canada)[1,2]	31,483,828	27,050,000
3,900,000	Repay Holdings Corporation[1]	35,724,877	27,534,000
275,300	WEX, Inc.[1]	14,455,072	34,946,582

		81,663,777	89,530,582

	Electronic Equipment & Instruments (1.58%)
1,500,000	Cognex Corp.	25,832,809	62,175,000

	IT Consulting & Other Services (8.77%)
770,000	Endava plc, ADR[1,2]	25,677,665	62,085,100
850,000	Gartner, Inc.[1]	12,134,128	235,186,500
2,550,000	Grid Dynamics Holdings, Inc.[1]	30,941,700	47,761,500

		68,753,493	345,033,100

	Systems Software (0.10%)
175,000	Jamf Holding Corp.[1,3]	4,591,479	3,878,000

Total Information Technology		430,616,596	861,514,290

Materials (1.42%)
	Specialty Chemicals (1.42%)
1,850,000	Avient Corp.	59,932,752	56,055,000

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.94%)
	Specialized REITs (2.94%)
1,800,000	Americold Realty Trust, Inc.[3]	$32,079,285	$44,280,000
250,000	SBA Communications Corp.	1,006,880	71,162,500

Total Real Estate		33,086,165	115,442,500

Total Common Stocks		2,212,584,715	3,659,970,330

Principal Amount
Short Term Investments (6.89%)
$270,969,856	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $270,988,598; (Fully Collateralized by $264,722,400 U.S.Treasury Note, 0.375% due 12/31/2025 Market value - $234,599,770) and ($19,941,300 U.S. Treasury Bond, 0.625% due 1/15/2026 Market value - $23,839,949 and $18,731,000 U.S. Treasury Note,3.25% due 6/30/2029 Market Value - $17,949,561)[4]	270,969,856	270,969,856

Total Investments (99.96%)		$2,483,554,571	3,930,940,186

Cash and Other Assets Less Liabilities (0.04%)			1,595,062

Net Assets			$3,932,535,248

Retail Shares (Equivalent to $24.98 per share based on 45,447,269 shares outstanding)			$1,135,145,525

Institutional Shares (Equivalent to $26.74 per share based on 97,732,459 shares outstanding)			$2,612,987,345

R6 Shares (Equivalent to $26.73 per share based on 6,899,509 shares outstanding)			$184,402,378

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $27,050,000 or 0.69% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	September 30, 2022

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (93.40%)
Communication Services (17.08%)
	Advertising (1.55%)
219,010	The Trade Desk, Inc., Cl A1	$5,860,477	$13,085,847

	Interactive Home Entertainment (2.86%)
129,000	Electronic Arts, Inc.	15,273,979	14,926,590
85,000	Take-Two Interactive Software, Inc.[1]	11,392,892	9,265,000

		26,666,871	24,191,590

	Interactive Media & Services (11.12%)
699,000	Alphabet, Inc., Cl C1	43,457,681	67,208,850
648,369	ZoomInfo Technologies, Inc., Cl A1	20,114,816	27,011,053

		63,572,497	94,219,903
	Movies & Entertainment (1.55%)
650,000	Endeavor Group Holdings, Inc., Cl A1	15,600,000	13,169,000

Total Communication Services		111,699,845	144,666,340

Consumer Discretionary (14.44%)
	Automobile Manufacturers (7.96%)
736,300	Rivian Automotive, Inc., Cl A1	15,427,515	24,231,633
162,900	Tesla, Inc.[1]	4,150,889	43,209,225

		19,578,404	67,440,858

	Internet & Direct Marketing Retail (6.48%)
485,500	Amazon.com, Inc.[1]	29,742,116	54,861,500

Total Consumer Discretionary		49,320,520	122,302,358

Health Care (10.81%)
	Biotechnology (5.31%)
98,339	argenx SE, ADR[1,2]	8,737,704	34,718,584
310,600	Arrowhead Pharmaceuticals, Inc.[1]	9,387,668	10,265,330

		18,125,372	44,983,914

	Health Care Equipment (3.96%)
125,300	Edwards Lifesciences Corp.[1]	7,054,705	10,353,539
54,505	Intuitive Surgical, Inc.[1]	7,920,379	10,216,417
46,800	Shockwave Medical, Inc.[1]	2,305,780	13,013,676

		17,280,864	33,583,632

	Life Sciences Tools & Services (1.54%)
68,315	Illumina, Inc.[1]	11,957,854	13,033,819

Total Health Care		47,364,090	91,601,365

Industrials (2.90%)
	Research & Consulting Services (2.90%)
353,330	CoStar Group, Inc.[1]	14,974,268	24,609,434

Information Technology (47.22%)
	Application Software (7.28%)
52,500	Atlassian Corp. PLC, Cl A1,2	12,743,388	11,055,975
130,570	Ceridian HCM Holding, Inc.[1]	4,969,111	7,296,252
157,100	Guidewire Software, Inc.[1]	3,949,773	9,674,218
7,700	HubSpot, Inc.[1]	2,683,332	2,079,924
52,000	ServiceNow, Inc.[1,4]	15,689,186	19,635,720
405,319	SimilarWeb Ltd.[1,2]	6,091,945	2,375,169
63,000	Workday, Inc., Cl A1	10,073,495	9,589,860

		56,200,230	61,707,118

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (5.81%)
3,000	Adyen N.V., (Netherlands), 144A1,2,6	$2,422,754	$3,741,484
69,800	MasterCard Incorporated, Cl A	15,595,187	19,846,932
144,300	Visa, Inc., Cl A	23,990,038	25,634,895

		42,007,979	49,223,311

	Electronic Equipment & Instruments (0.85%)
245,133	PAR Technology Corp.[1]	9,186,735	7,238,778

	Internet Services & Infrastructure (0.78%)
244,000	Shopify, Inc., Cl A1,2	10,198,258	6,573,360

	IT Consulting & Other Services (6.46%)
196,368	Endava plc, ADR[1,2]	6,765,549	15,833,152
140,587	Gartner, Inc.[1]	10,267,417	38,899,017

		17,032,966	54,732,169

	Semiconductor Equipment (1.38%)
17,300	ASML Holding N.V.[2]	8,441,550	7,185,555
53,800	Entegris, Inc.	5,013,486	4,466,476

		13,455,036	11,652,031

	Semiconductors (5.66%)
78,000	Advanced Micro Devices, Inc.[1]	6,937,204	4,942,080
1,055,000	indie Semiconductor, Inc., Cl A1	7,119,654	7,722,600
22,900	Monolithic Power Systems, Inc.	9,388,962	8,321,860
221,900	NVIDIA Corp.	20,637,525	26,936,441

		44,083,345	47,922,981

	Systems Software (19.00%)
156,000	Cloudflare, Inc., Cl A1,4	8,887,066	8,628,360
105,623	Crowdstrike Holdings, Inc., Cl A1	11,229,623	17,407,726
94,500	Datadog, Inc., Cl A1,4	12,151,504	8,389,710
481,400	Microsoft Corporation	75,437,807	112,118,060
85,008	Snowflake, Inc., Cl A1,4	11,548,604	14,447,960

		119,254,604	160,991,816

Total Information Technology		311,419,153	400,041,564

Real Estate (0.95%)
	Specialized REITs (0.95%)
14,225	Equinix, Inc.	2,122,124	8,091,749

Total Common Stocks		536,900,000	791,312,810

Private Common Stocks (0.98%)
Industrials (0.98%)
	Aerospace & Defense (0.97%)
105,020	Space Exploration Technologies Corp., Cl A1,3,4,7	4,607,169	6,302,498
31,890	Space Exploration Technologies Corp., Cl C1,3,4,7	1,392,972	1,913,794

		6,000,141	8,216,292

	Trucking (0.01%)
3,571	GM Cruise Holdings LLC, Cl B1,3,4,7	103,563	89,743

Total Private Common Stocks		6,103,704	8,306,035

Private Convertible Preferred Stocks (0.83%)
Materials (0.83%)
	Fertilizers & Agricultural Chemicals (0.83%)
219,321	Farmers Business Network, Inc., Series F1,3,4,7	7,250,007	7,009,499

22	See Notes to Financial Statements.

September 30, 2022	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2022

Shares		Cost	Value
Private Preferred Stocks (2.13%)
Industrials (2.13%)
	Aerospace & Defense (1.31%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,7	$5,000,130	$11,113,689

	Trucking (0.82%)
266,956	GM Cruise Holdings, Cl G1,3,4,7	7,034,290	6,991,578

Total Private Preferred Stocks		12,034,420	18,105,267

Principal Amount
Short Term Investments (2.84%)
$24,058,247	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $24,059,911; (Fully Collateralized by $27,690,300 U.S. Treasury Note, 0.375% due 12/31/2025 Market value - $24,539,435)[6]	24,058,247	24,058,247

Total Investments (100.18%)		$586,346,378	848,791,858

Liabilities Less Cash and Other Assets (-0.18%)[5]			(1,565,250)

Net Assets			$847,226,608

Retail Shares (Equivalent to $24.72 per share based on 18,147,365 shares outstanding)			$448,523,270

Institutional Shares (Equivalent to $26.24 per share based on 14,305,176 shares outstanding)			$375,323,354

R6 Shares (Equivalent to $26.27 per share based on 890,018 shares outstanding)			$23,379,984

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $33,420,801 or 3.94% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Includes net unrealized depreciation of $13,122 on an unfunded commitment to purchase a when-issued private investment in a public entity.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $3,741,484 or 0.44% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	September 30, 2022

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (96.48%)
Communication Services (14.40%)
	Advertising (1.03%)
66,793	The Trade Desk, Inc., Cl A1	$3,990,395	$3,990,882

	Interactive Media & Services (13.37%)
229,800	Alphabet, Inc., Cl A1	17,696,237	21,980,370
84,060	Alphabet, Inc., Cl C1	949,080	8,082,369
52,815	Meta Platforms Inc., Cl A1	1,282,259	7,165,939
348,023	ZoomInfo Technologies, Inc.[1]	12,177,461	14,498,638

		32,105,037	51,727,316

Total Communication Services		36,095,432	55,718,198

Consumer Discretionary (19.45%)
	Automobile Manufacturers (7.72%)
269,547	Rivian Automotive, Inc., Cl A1	9,293,105	8,870,792
79,199	Tesla, Inc.[1]	22,063,747	21,007,534

		31,356,852	29,878,326

	Internet & Direct Marketing Retail (11.73%)
314,740	Amazon.com, Inc.[1]	3,137,929	35,565,620
11,905	MercadoLibre, Inc.[1]	6,864,818	9,854,721

		10,002,747	45,420,341

Total Consumer Discretionary		41,359,599	75,298,667

Health Care (12.81%)
	Biotechnology (3.63%)
39,794	argenx SE, ADR[1,2]	11,915,485	14,049,272

	Health Care Equipment (3.54%)
73,176	Intuitive Surgical, Inc.[1]	8,405,327	13,716,110

	Health Care Technology (3.31%)
77,581	Veeva Systems, Inc., Cl A1	5,455,270	12,791,555

	Life Sciences Tools & Services (2.33%)
47,327	Illumina, Inc.[1]	5,397,461	9,029,518

Total Health Care		31,173,543	49,586,455

Information Technology (49.82%)
	Application Software (8.40%)
37,124	Atlassian Corp. PLC, Cl A1,2	9,645,002	7,817,943
78,758	Gitlab, Inc., Cl A1,3	5,737,023	4,033,985
54,748	ServiceNow, Inc.[1,3]	20,976,883	20,673,392

		36,358,908	32,525,320

	Data Processing & Outsourced Services (9.37%)
6,474	Adyen N.V., 144A (Netherlands)[1,2],5	5,197,576	8,074,122
103,885	Block, Inc.[1]	5,879,101	5,712,636
79,034	MasterCard Incorporated, Cl A	7,944,924	22,472,528

		19,021,601	36,259,286
	Internet Services & Infrastructure (2.34%)
336,361	Shopify, Inc., Cl A1,2	11,467,850	9,061,565

	IT Consulting & Other Services (6.59%)
126,299	Endava plc, ADR[1,2]	14,211,012	10,183,488
42,324	EPAM Systems, Inc.[1]	3,510,274	15,329,330

		17,721,286	25,512,818

	Semiconductor Equipment (2.45%)
22,828	ASML Holding N.V.[2]	2,353,015	9,481,610

	Semiconductors (3.91%)
124,671	NVIDIA Corp.	19,445,140	15,133,813

	Systems Software (16.76%)
143,092	Cloudflare, Inc., Cl A1,3	12,648,868	7,914,419
114,467	Crowdstrike Holdings, Inc., Cl A1	9,838,033	18,865,306
179,641	Datadog, Inc., Cl A1,3	13,587,566	15,948,528
130,242	Snowflake, Inc., Cl A1,3	23,344,928	22,135,930

		59,419,395	64,864,183

Total Information Technology		165,787,195	192,838,595

Total Common Stocks		274,415,769	373,441,915

Shares		Cost	Value
Private Common Stocks (0.83%)
Industrials (0.83%)
	Aerospace & Defense (0.83%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	$1,932,253	$2,480,311
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	734,551

Total Private Common Stocks		2,499,944	3,214,862

Private Preferred Stocks (0.90%)
Industrials (0.90%)
	Trucking (0.90%)
133,288	GM Cruise Holdings, Cl G1,3,4,6	3,512,139	3,490,813

Principal Amount
Short Term Investments (2.87%)
$11,104,988	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $11,105,756; (Fully Collateralized by $12,781,500 U.S.Treasury Note, 0.375% due 12/31/2025 Market value - $11,327,100)[5]	11,104,988	11,104,988

Total Investments (101.08%)		$291,532,840	391,252,578

Liabilities Less Cash and Other Assets (-1.08%)			(4,182,494)

Net Assets			$387,070,084

Retail Shares (Equivalent to $28.73 per share based on 2,928,505 shares outstanding)			$84,142,287

Institutional Shares (Equivalent to $29.60 per share based on 9,521,264 shares outstanding)			$281,835,932

R6 Shares (Equivalent to $29.61 per share based on 712,256 shares outstanding)			$21,091,865

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $6,705,675 or 1.73% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $8,074,122 or 2.09% of net assets.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

September 30, 2022	Baron Discovery Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (96.84%)
Communication Services (1.45%)
	Advertising (0.60%)
4,250,000	S4 Capital PLC (United Kingdom)[1,2,4]	$15,642,612	$6,847,617

	Movies & Entertainment (0.85%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	9,716,200

Total Communication Services		21,277,423	16,563,817

Consumer Discretionary (10.46%)
	Casinos & Gaming (3.66%)
735,000	Boyd Gaming Corporation	46,928,841	35,022,750
200,000	Red Rock Resorts, Inc., Cl A	5,295,928	6,852,000

		52,224,769	41,874,750

	Home Improvement Retail (2.43%)
395,000	Floor & Decor Holdings, Inc., Cl A1	14,885,596	27,752,700

	Restaurants (3.20%)
700,000	The Cheesecake Factory, Inc.	25,634,342	20,496,000
185,000	Texas Roadhouse, Inc.	15,924,197	16,143,100

		41,558,539	36,639,100

	Specialty Stores (1.17%)
1,200,000	Petco Health & Wellness Co., Inc.[1]	23,447,355	13,392,000

Total Consumer Discretionary		132,116,259	119,658,550

Consumer Staples (1.55%)
	Personal Products (1.55%)
1,500,000	The Beauty Health Co.[1]	15,740,105	17,685,000

Financials (7.19%)
	Insurance Brokers (1.61%)
700,007	BRP Group, Inc., Cl A1	13,660,901	18,445,184

	Property & Casualty Insurance (5.58%)
250,000	Kinsale Capital Group, Inc.	20,250,978	63,855,000

Total Financials		33,911,879	82,300,184

Health Care (21.87%)
	Health Care Equipment (10.22%)
637,982	Axonics, Inc.[1]	28,878,670	44,939,452
114,823	Inari Medical, Inc.[1]	4,216,755	8,340,743
822,985	Inogen, Inc.[1]	35,599,745	19,982,076
640,208	Silk Road Medical, Inc.[1,3]	27,145,351	28,809,360
4,060,000	ViewRay, Inc.[1]	20,943,587	14,778,400

		116,784,108	116,850,031

	Health Care Supplies (1.46%)
2,029,967	Cerus Corp.[1]	10,468,349	7,307,881
144,000	Establishment Labs Holdings, Inc.[1,2]	10,473,972	7,863,840
2,365,363	Sientra, Inc.[1]	17,781,624	1,513,832

		38,723,945	16,685,553

	Health Care Technology (2.17%)
1,598,543	Definitive Healthcare Corp.[1]	37,150,023	24,841,358

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.92%)
85,000	Azenta, Inc.	$8,744,860	$3,643,100
1,189,029	CareDx, Inc.[1,3]	31,922,035	20,237,274
573,790	Veracyte, Inc.[1,3]	14,716,344	9,524,914

		55,383,239	33,405,288

	Managed Health Care (2.05%)
633,279	Progyny, Inc.[1]	13,736,936	23,469,320

	Pharmaceuticals (3.05%)
1,291,732	Revance Therapeutics, Inc.[1]	28,479,368	34,876,764

Total Health Care		290,257,619	250,128,314

Industrials (17.00%)
	Aerospace & Defense (6.26%)
251,095	Axon Enterprise, Inc.[1]	30,643,264	29,064,246
1,402,370	Kratos Defense & Security Solutions, Inc.[1]	26,203,698	14,248,079
696,300	Mercury Systems, Inc.[1]	33,548,862	28,269,780

		90,395,824	71,582,105

	Building Products (0.77%)
200,000	Trex Co., Inc.[1]	6,713,310	8,788,000

	Diversified Support Services (0.75%)
1,200,000	ACV Auctions, Inc., Cl A1	31,541,757	8,628,000

	Environmental & Facilities Services (1.76%)
599,642	Montrose Environmental Group, Inc.[1]	10,554,326	20,177,953

	Human Resource & Employment Services (1.60%)
202,400	ASGN, Inc.[1]	21,593,741	18,290,888

	Industrial Machinery (3.58%)
100,000	Chart Industries, Inc.[1]	15,236,347	18,435,000
93,105	Kornit Digital Ltd.[1,2]	1,149,033	2,477,524
1,705,185	Markforged Holding Corp.[1]	14,565,523	3,376,267
50,000	RBC Bearings, Inc.[1]	10,475,838	10,390,500
1,591,680	Velo3D, Inc.[1]	13,139,523	6,271,219

		54,566,264	40,950,510

	Trading Companies & Distributors (2.28%)
250,000	SiteOne Landscape Supply, Inc.[1]	19,438,947	26,035,000

Total Industrials		234,804,169	194,452,456

Information Technology (34.37%)
	Application Software (10.89%)
1,300,000	Alkami Technology, Inc.[1]	35,756,836	19,565,000
375,000	Ceridian HCM Holding, Inc.[1]	20,590,143	20,955,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A1	29,518,184	25,185,000
442,889	Gitlab, Inc., Cl A1,3	22,195,409	22,684,775
250,357	Guidewire Software, Inc.[1]	19,464,650	15,416,984
4,000,000	SmartRent, Inc.[1,3]	29,959,369	9,080,000
341,268	Smartsheet, Inc., Cl A1	11,781,367	11,725,968

		169,265,958	124,612,727

See Notes to Financial Statements.	25

Baron Discovery Fund	September 30, 2022

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (4.72%)
425,321	Advanced Energy Industries, Inc.	$30,735,779	$32,924,099
54,131	Novanta, Inc.[1,2]	5,885,852	6,260,250
500,000	PAR Technology Corp.[1]	15,711,348	14,765,000

		52,332,979	53,949,349

	IT Consulting & Other Services (2.12%)
300,000	Endava plc, ADR[1,2]	7,125,604	24,189,000

	Semiconductor Equipment (2.34%)
490,800	Ichor Holdings Ltd.[1,2]	11,435,027	11,882,268
175,000	Nova Ltd.[1,2]	4,080,928	14,927,500

		15,515,955	26,809,768

	Semiconductors (4.41%)
725,000	Allegro MicroSystems, Inc.[1]	10,150,000	15,841,250
2,910,000	indie Semiconductor, Inc., Cl A1	27,712,225	21,301,200
2,750,000	Navitas Semiconductor Corp.[1]	24,385,564	13,337,500

		62,247,789	50,479,950

	Systems Software (9.89%)
1,709,900	Couchbase, Inc.[1,3]	41,952,469	24,400,273
430,775	Dynatrace, Inc.[1,3]	10,425,483	14,995,278
657,759	ForgeRock, Inc., Cl A1,3	19,865,094	9,557,238
759,531	Ping Identity Holding Corp.[1]	13,954,936	21,320,035
189,000	Qualys, Inc.[1]	15,185,542	26,344,710
621,000	Varonis Systems, Inc.[1]	19,427,812	16,468,920

		120,811,336	113,086,454

Total Information Technology		427,299,621	393,127,248

Real Estate (2.95%)
	Industrial REITs (2.95%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	33,800,000

Total Common Stocks		1,187,064,211	1,107,715,569

Principal Amount		Cost	Value
Short Term Investments (3.66%)
$41,845,842	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $41,848,737; (Fully Collateralized by $25,343,100 U.S. Treasury Note, 2.25% due 11/15/2025 Market value – $24,107,611) and ($20,901,300 U.S. Treasury Note, 0.375% due 11/30/2025 Market value - $18,575,215)[4]	$41,845,842	$41,845,842

Total Investments (100.50%)		$1,228,910,053	1,149,561,411

Liabilities Less Cash and Other Assets (-0.50%)			(5,720,752)

Net Assets			$1,143,840,659

Retail Shares (Equivalent to $22.27 per share based on 6,594,282 shares outstanding)			$146,858,864

Institutional Shares (Equivalent to $22.80 per share based on 41,919,079 shares outstanding)			$955,653,686

R6 Shares (Equivalent to $22.80 per share based on 1,812,629 shares outstanding)			$41,328,109

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

September 30, 2022	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2022

Shares		Cost	Value
Common Stocks (97.93%)
Communication Services (7.73%)
	Interactive Media & Services (7.73%)
19,160	Alphabet, Inc., Cl C1	$1,610,665	$1,842,234
6,217	Meta Platforms, Inc., Cl A1	1,309,622	843,522

Total Communication Services		2,920,287	2,685,756

Consumer Discretionary (7.12%)
	Internet & Direct Marketing Retail (7.12%)
21,894	Amazon.com, Inc.[1]	2,696,555	2,474,022

Consumer Staples (4.27%)
	Hypermarkets & Super Centers (3.13%)
2,305	Costco Wholesale Corp.	837,079	1,088,582

	Personal Products (1.14%)
1,829	The Estée Lauder Companies, Inc., Cl A	465,284	394,881

Total Consumer Staples		1,302,363	1,483,463

Financials (22.23%)
	Asset Management & Custody Banks (4.29%)
5,235	Blackstone, Inc.	550,193	438,169
25,739	Brookfield Asset Management, Inc., Cl A2	1,371,777	1,052,468

		1,921,970	1,490,637

	Financial Exchanges & Data (13.02%)
6,960	CME Group, Inc.	1,358,052	1,232,825
3,116	Moody’s Corp.	712,605	757,531
2,499	MSCI, Inc.	1,125,532	1,054,053
4,840	S&P Global, Inc.	1,310,040	1,477,894

		4,506,229	4,522,303

	Property & Casualty Insurance (4.92%)
37,461	Arch Capital Group Ltd.[1,2]	1,478,820	1,705,974

Total Financials		7,907,019	7,718,914

Health Care (17.69%)
	Life Sciences Tools & Services (12.51%)
4,477	Agilent Technologies, Inc.	527,735	544,179
6,428	Danaher Corp.	1,327,977	1,660,288
472	Mettler-Toledo International, Inc.[1]	513,317	511,705
3,211	Thermo Fisher Scientific, Inc.	1,484,006	1,628,587

		3,853,035	4,344,759

	Managed Health Care (5.18%)
3,562	UnitedHealth Group, Incorporated	1,226,768	1,798,953

Total Health Care		5,079,803	6,143,712

Industrials (3.35%)
	Aerospace & Defense (3.35%)
10,155	HEICO Corp., Cl A	1,136,312	1,163,966

Shares		Cost	Value
Common Stocks (continued)
Information Technology (35.54%)
	Application Software (5.22%)
1,564	Adobe, Inc.[1]	$485,799	$430,413
3,567	Intuit, Inc.	1,579,747	1,381,570

		2,065,546	1,811,983
	Data Processing & Outsourced Services (8.30%)
5,110	MasterCard Incorporated, Cl A	1,592,997	1,452,977
8,043	Visa, Inc., Cl A	1,779,680	1,428,839

		3,372,677	2,881,816

	Electronic Manufacturing Services (2.06%)
6,472	TE Connectivity Ltd.[2]	816,793	714,250

	IT Consulting & Other Services (4.56%)
6,153	Accenture plc, Cl A [2]	1,679,628	1,583,167

	Semiconductors (7.47%)
2,726	Monolithic Power Systems, Inc.	1,070,052	990,628
5,378	NVIDIA Corp.	678,247	652,836
6,141	Texas Instruments, Inc.	1,047,967	950,504

		2,796,266	2,593,968
	Systems Software (7.93%)
11,835	Microsoft Corporation	2,565,012	2,756,372

Total Information Technology		13,295,922	12,341,556

Total Common Stocks		34,338,261	34,011,389

Principal Amount
Short Term Investments (2.65%)
$920,562	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $920,626; (Fully Collateralized by $1,059,600 U.S. Treasury Note, 0.375% due 12/31/2025 Market value - $939,029)[3]	920,562	920,562

Total Investments (100.58%)		$35,258,823	34,931,951

Liabilities Less Cash and Other Assets (-0.58%)			(200,066)

Net Assets			$34,731,885

Retail Shares (Equivalent to $14.66 per share based on 517,830 shares outstanding)			$7,590,486

Institutional Shares (Equivalent to $14.82 per share based on 1,595,447 shares outstanding)			$23,649,830

R6 Shares (Equivalent to $14.82 per share based on 235,565 shares outstanding)			$3,491,569

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	September 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2022

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,926,805,128	$5,612,592,059	$3,930,940,186	$848,791,858
“Affiliated” investments	—	676,345,000	—	—

Total investments, at value	3,926,805,128	6,288,937,059	3,930,940,186	848,791,858
Cash	—	65,038	—	—
Receivable for shares sold	2,056,723	3,154,148	2,191,767	1,110,056
Dividends and interest receivable	646,573	4,521,935	1,022,523	16,755
Prepaid expenses	23,800	36,733	20,620	5,763
Receivable for securities sold	—	—	3,396,947	352,737

	3,929,532,224	6,296,714,913	3,937,572,043	850,277,169

Liabilities:
Payable for shares redeemed	2,838,675	2,153,343	4,638,751	423,582
Trustee fees payable (Note 4)	58,272	88,668	50,562	13,795
Investment advisory fees payable (Note 4)	825	510	230	863
Distribution fees payable (Note 4)	111	140	90	314
Payable for securities purchased	—	—	—	2,458,887
Payable for borrowings against line of credit	—	35,700,000	—	—
Net unrealized depreciation on unfunded commitments	—	—	—	13,122
Accrued expenses and other payables	403,601	543,341	347,162	139,998

	3,301,484	38,486,002	5,036,795	3,050,561

Net Assets	$3,926,230,740	$6,258,228,911	$3,932,535,248	$847,226,608

Net Assets consist of:
Paid-in capital	$1,465,985,012	$782,180,283	$2,289,961,174	$709,069,188
Distributable earnings/(losses)	2,460,245,728	5,476,048,628	1,642,574,074	138,157,420

Net Assets	$3,926,230,740	$6,258,228,911	$3,932,535,248	$847,226,608

Retail Shares:
Net Assets	$1,824,825,608	$2,015,588,300	$1,135,145,525	$448,523,270
Shares Outstanding ($0.01 par value; indefinite shares authorized)	23,566,345	25,076,918	45,447,269	18,147,365

Net Asset Value and Offering Price Per Share	$77.43	$80.38	$24.98	$24.72

Institutional Shares:
Net Assets	$1,968,917,159	$4,073,531,740	$2,612,987,345	$375,323,354
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,095,119	48,296,135	97,732,459	14,305,176

Net Asset Value and Offering Price Per Share	$81.71	$84.34	$26.74	$26.24

R6 Shares:
Net Assets	$132,487,973	$169,108,871	$184,402,378	$23,379,984
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,621,678	2,004,771	6,899,509	890,018

Net Asset Value and Offering Price Per Share	$81.70	$84.35	$26.73	$26.27

*Investments in securities, at cost:
Unaffiliated investments	$1,433,773,389	$1,056,137,362	$2,483,554,571	$586,346,378
“Affiliated” investments	—	120,557,206	—	—

Total investments, at cost	$1,433,773,389	$1,176,694,568	$2,483,554,571	$586,346,378

28	See Notes to Financial Statements.

September 30, 2022	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2022

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$391,252,578	$1,149,561,411	$34,931,951
“Affiliated” investments	—	—	—

Total investments, at value	391,252,578	1,149,561,411	34,931,951
Cash	—	—	—
Receivable for shares sold	135,050	1,588,360	18,545
Dividends and interest receivable	256	332,357	4,636
Prepaid expenses	2,909	6,789	239
Receivable for securities sold	7,385,664	5,094,432	—

	398,776,457	1,156,583,349	34,955,371

Liabilities:
Payable for shares redeemed	300,770	736,668	603
Trustee fees payable (Note 4)	6,698	16,673	579
Investment advisory fees payable (Note 4)	598	379	87
Distribution fees payable (Note 4)	811	813	427
Payable for securities purchased	11,294,918	11,781,367	150,068
Payable for borrowings against line of credit	—	—	—
Net unrealized depreciation on unfunded commitments	—	—	—
Accrued expenses and other payables	102,578	206,790	71,722

	11,706,373	12,742,690	223,486

Net Assets	$387,070,084	$1,143,840,659	$34,731,885

Net Assets consist of:
Paid-in capital	$330,837,934	$1,314,828,015	$37,565,662
Distributable earnings/(losses)	56,232,150	(170,987,356)	(2,833,777)

Net Assets	$387,070,084	$1,143,840,659	$34,731,885

Retail Shares:
Net Assets	$84,142,287	$146,858,864	$7,590,486
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,928,505	6,594,282	517,830

Net Asset Value and Offering Price Per Share	$28.73	$22.27	$14.66

Institutional Shares:
Net Assets	$281,835,932	$955,653,686	$23,649,830
Shares Outstanding ($0.01 par value; indefinite shares authorized)	9,521,264	41,919,079	1,595,447

Net Asset Value and Offering Price Per Share	$29.60	$22.80	$14.82

R6 Shares:
Net Assets	$21,091,865	$41,328,109	$3,491,569
Shares Outstanding ($0.01 par value; indefinite shares authorized)	712,256	1,812,629	235,565

Net Asset Value and Offering Price Per Share	$29.61	$22.80	$14.82

*Investments in securities, at cost:
Unaffiliated investments	$291,532,840	$1,228,910,053	$35,258,823
“Affiliated” investments	—	—	—

Total investments, at cost	$291,532,840	$1,228,910,053	$35,258,823

See Notes to Financial Statements.	29

Baron Funds	September 30, 2022

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2022

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$19,771,730	$71,669,943	$25,581,846	$1,944,084
Dividends — “Affiliated” investments	—	2,838,125	—	—
Interest	37,580	5,621	395,172	36,658
Securities lending income, net	—	406,196	2,521,903	—
Foreign taxes withheld on dividends	—	(48,366)	(74,252)	(9,100)

Total income	19,809,310	74,871,519	28,424,669	1,971,642

Expenses:
Investment advisory fees (Note 4)	51,688,489	79,678,427	47,394,972	12,409,237
Distribution fees — Retail Shares (Note 4)	5,961,412	6,482,827	3,806,116	1,658,593
Shareholder servicing agent fees and expenses — Retail Shares	316,835	239,325	177,435	98,600
Shareholder servicing agent fees and expenses — Institutional Shares	101,980	173,415	95,055	30,280
Shareholder servicing agent fees and expenses — R6 Shares	7,435	9,285	10,766	1,364
Reports to shareholders	793,600	947,600	833,200	189,000
Trustee fees and expenses (Note 4)	246,250	374,170	215,102	60,761
Custodian and fund accounting fees	160,736	299,360	205,950	63,738
Registration and filing fees	123,851	185,988	258,710	140,230
Professional fees	116,860	170,905	108,400	57,750
Line of credit fees	61,827	97,361	58,603	15,568
Insurance expense	60,447	90,512	51,299	16,242
Administration fees	55,836	61,366	54,487	47,331
Miscellaneous expenses	2,424	2,425	2,433	2,457

Total operating expenses	59,697,982	88,812,966	53,272,528	14,791,151
Interest expense on borrowings	—	706,435	—	357

Total expenses	59,697,982	89,519,401	53,272,528	14,791,508
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	59,697,982	89,519,401	53,272,528	14,791,508

Net investment income (loss)	(39,888,672)	(14,647,882)	(24,847,859)	(12,819,866)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(5,376,717)	393,362,487	217,638,777	(114,444,784)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	2,447,883	—	—
Net realized gain (loss) on foreign currency transactions	—	(8,400)	3,289	305
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(1,773,254,734)	(2,673,005,203)	(1,862,250,211)	(451,261,042)
Investments — “Affiliated” investments	—	(16,652,100)	—	—
Unfunded commitments	346,731	746,100	—	286,220
Foreign currency translations	—	—	(32)	—

Net gain (loss) on investments	(1,778,284,720)	(2,293,109,233)	(1,644,608,177)	(565,419,301)

Net increase (decrease) in net assets resulting from operations	$(1,818,173,392)	$(2,307,757,115)	$(1,669,456,036)	$(578,239,167)

30	See Notes to Financial Statements.

September 30, 2022	Baron Funds

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2022

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$474,029	$3,188,577	$327,943
Dividends — “Affiliated” investments	—	—	—
Interest	15,971	73,801	1,992
Securities lending income, net	—	6,235	—
Foreign taxes withheld on dividends	(28,046)	—	(942)

Total income	461,954	3,268,613	328,993

Expenses:
Investment advisory fees (Note 4)	4,189,709	15,355,383	292,996
Distribution fees — Retail Shares (Note 4)	334,697	499,954	24,525
Shareholder servicing agent fees and expenses — Retail Shares	39,169	39,229	16,612
Shareholder servicing agent fees and expenses — Institutional Shares	24,827	66,780	11,991
Shareholder servicing agent fees and expenses — R6 Shares	1,372	2,022	187
Reports to shareholders	53,779	349,540	7,084
Trustee fees and expenses (Note 4)	30,338	77,435	2,110
Custodian and fund accounting fees	43,358	100,240	16,339
Registration and filing fees	60,025	104,910	58,980
Professional fees	53,090	61,312	53,160
Line of credit fees	6,917	18,173	561
Insurance expense	7,838	17,401	475
Administration fees	46,099	48,795	44,924
Miscellaneous expenses	2,425	2,457	2,456

Total operating expenses	4,893,643	16,743,631	532,400
Interest expense on borrowings	14,207	—	532

Total expenses	4,907,850	16,743,631	532,932
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(40,098)	—	(52,856)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(27,841)	—	(124,186)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(2,033)	—	(15,299)

Net expenses	4,837,878	16,743,631	340,591

Net investment income (loss)	(4,375,924)	(13,475,018)	(11,598)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(40,287,366)	(75,502,985)	(2,488,168)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(118)	(49,935)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(310,503,541)	(644,291,278)	(7,952,242)
Investments — “Affiliated” investments	—	—	—
Unfunded commitments	—	170,095	—
Foreign currency translations	—	6,622	—

Net gain (loss) on investments	(350,791,025)	(719,667,481)	(10,440,410)

Voluntary payment from Adviser (Note 4)	2,806	—	—

Net increase (decrease) in net assets resulting from operations	$(355,164,143)	$(733,142,499)	$(10,452,008)

See Notes to Financial Statements.	31

Baron Funds	September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(39,888,672)	$(52,388,091)	$(14,647,882)	$(50,695,424)	$(24,847,859)	$(12,058,845)
Net realized gain (loss)	(5,376,717)	521,599,222	395,801,970	664,645,492	217,642,066	620,294,953
Change in net unrealized appreciation (depreciation)	(1,772,908,003)	810,984,133	(2,688,911,203)	1,980,361,279	(1,862,250,243)	692,619,300
Voluntary payment from Adviser	—	—	—	739,525	—	—

Increase (decrease) in net assets resulting from operations	(1,818,173,392)	1,280,195,264	(2,307,757,115)	2,595,050,872	(1,669,456,036)	1,300,855,408

Distributions to shareholders from:
Distributable earnings — Retail Shares	(211,761,982)	(83,393,943)	(230,029,244)	(129,694,548)	(210,707,973)	(172,031,316)
Distributable earnings — Institutional Shares	(220,311,299)	(82,971,616)	(433,480,993)	(238,672,050)	(351,209,477)	(301,283,099)
Distributable earnings — R6 Shares	(13,229,041)	(4,853,119)	(16,496,073)	(8,726,380)	(30,096,709)	(23,695,921)

Decrease in net assets from distributions to shareholders	(445,302,322)	(171,218,678)	(680,006,310)	(377,092,978)	(592,014,159)	(497,010,336)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	67,693,340	117,901,509	143,366,452	143,409,884	91,952,314	205,450,106
Proceeds from the sale of shares — Institutional Shares	369,864,331	521,269,301	642,645,942	748,201,621	1,071,531,285	736,976,454
Proceeds from the sale of shares — R6 Shares	20,026,405	18,911,470	44,312,218	28,050,223	51,805,643	51,146,197
Net asset value of shares issued in reinvestment of distributions — Retail Shares	203,731,267	80,591,772	223,933,348	126,441,145	205,550,096	167,569,328
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	211,515,538	79,896,649	416,089,869	229,865,089	328,720,072	283,821,699
Net asset value of shares issues in reinvestment of distribution — R6 Shares	13,229,065	4,853,119	16,492,041	8,726,380	30,096,285	23,695,921
Cost of shares redeemed — Retail Shares	(268,117,959)	(345,577,646)	(410,366,700)	(495,912,634)	(246,322,081)	(312,878,639)
Cost of shares redeemed — Institutional Shares	(579,052,258)	(554,212,105)	(992,190,235)	(1,085,044,504)	(600,948,465)	(1,036,493,218)
Cost of shares redeemed — R6 Shares	(14,854,484)	(18,242,712)	(40,262,023)	(31,188,227)	(54,836,253)	(61,101,320)

Increase (decrease) in net assets derived from capital share transactions	24,035,245	(94,608,643)	44,020,912	(327,451,023)	877,548,896	58,186,528

Net increase (decrease) in net assets	(2,239,440,469)	1,014,367,943	(2,943,742,513)	1,890,506,871	(1,383,921,299)	862,031,600

Net Assets:
Beginning of year	6,165,671,209	5,151,303,266	9,201,971,424	7,311,464,553	5,316,456,547	4,454,424,947

End of year	$3,926,230,740	$6,165,671,209	$6,258,228,911	$9,201,971,424	$3,932,535,248	$5,316,456,547

Capital share transactions — Retail Shares
Shares sold	673,034	1,048,197	1,424,290	1,329,997	2,799,357	5,246,358
Shares issued in reinvestment of distributions	1,765,459	772,248	1,960,887	1,288,172	5,422,055	4,833,266
Shares redeemed	(2,684,948)	(3,083,230)	(4,160,724)	(4,734,275)	(7,757,397)	(8,200,073)

Net increase (decrease)	(246,455)	(1,262,785)	(775,547)	(2,116,106)	464,015	1,879,551

Capital share transactions — Institutional Shares
Shares sold	3,558,977	4,448,129	6,247,063	6,802,398	33,037,808	17,916,951
Shares issued in reinvestment of distributions	1,740,621	731,587	3,479,594	2,249,676	8,118,550	7,737,778
Shares redeemed	(5,780,900)	(4,674,173)	(9,786,343)	(9,642,068)	(17,971,264)	(25,023,899)

Net increase (decrease)	(481,302)	505,543	(59,686)	(589,994)	23,185,094	630,830

Capital share transactions — R6 Shares
Shares sold	192,053	163,468	417,243	250,257	1,463,943	1,255,551
Shares issued in reinvestment of distributions	108,896	44,447	137,905	85,387	743,485	646,194
Shares redeemed	(148,399)	(153,961)	(389,755)	(278,643)	(1,637,123)	(1,502,914)

Net increase (decrease)	152,550	53,954	165,393	57,001	570,305	398,831

32	See Notes to Financial Statements.

September 30, 2022	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(12,819,866)	$(16,056,597)	$(4,375,924)	$(5,228,369)
Net realized gain (loss)	(114,444,479)	146,597,992	(40,287,484)	25,179,122
Change in net unrealized appreciation (depreciation)	(450,974,822)	242,030,208	(310,503,541)	106,431,535
Voluntary payment from Adviser	—	—	2,806	—

Increase (decrease) in net assets resulting from operations	(578,239,167)	372,571,603	(355,164,143)	126,382,288

Distributions to shareholders from:
Distributable earnings — Retail Shares	(71,908,828)	(52,365,778)	(5,787,989)	(689,834)
Distributable earnings — Institutional Shares	(56,443,664)	(32,020,901)	(18,618,604)	(1,548,437)
Distributable earnings — R6 Shares	(2,851,069)	(1,947,521)	(1,194,492)	(124,992)

Decrease in net assets from distributions to shareholders	(131,203,561)	(86,334,200)	(25,601,085)	(2,363,263)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	90,140,013	281,790,567	18,549,655	40,552,091
Proceeds from the sale of shares — Institutional Shares	257,363,466	436,910,712	92,824,095	279,779,017
Proceeds from the sale of shares — R6 Shares	2,207,375	2,145,302	178,819	434,811
Net asset value of shares issued in reinvestment of distributions — Retail Shares	67,945,176	50,408,936	5,516,266	664,220
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	55,956,931	31,726,872	17,875,277	1,456,269
Net asset value of shares issues in reinvestment of distribution — R6 Shares	2,844,939	1,942,787	1,194,492	124,992
Cost of shares redeemed — Retail Shares	(197,463,874)	(278,264,972)	(41,581,582)	(61,114,480)
Cost of shares redeemed — Institutional Shares	(335,516,447)	(278,557,907)	(163,573,800)	(108,821,753)
Cost of shares redeemed — R6 Shares	(844,326)	(434,249)	(358,230)	(382,769)

Increase (decrease) in net assets derived from capital share transactions	(57,366,747)	247,668,048	(69,375,008)	152,692,398

Net increase (decrease) in net assets	(766,809,475)	533,905,451	(450,140,236)	276,711,423

Net Assets:
Beginning of year	1,614,036,083	1,080,130,632	837,210,320	560,498,897

End of year	$847,226,608	$1,614,036,083	$387,070,084	$837,210,320

Capital share transactions — Retail Shares
Shares sold	2,484,667	6,929,242	447,331	791,323
Shares issued in reinvestment of distributions	1,585,282	1,418,771	98,050	14,013
Shares redeemed	(5,844,624)	(6,795,284)	(1,012,340)	(1,204,230)

Net increase (decrease)	(1,774,675)	1,552,729	(466,959)	(398,894)

Capital share transactions — Institutional Shares
Shares sold	7,072,311	9,947,143	2,346,961	5,405,985
Shares issued in reinvestment of distributions	1,232,803	848,766	309,047	29,983
Shares redeemed	(9,516,207)	(6,411,277)	(3,866,788)	(2,044,977)

Net increase (decrease)	(1,211,093)	4,384,632	(1,210,780)	3,390,991

Capital share transactions — R6 Shares
Shares sold	65,134	46,717	4,066	7,771
Shares issued in reinvestment of distributions	62,595	51,918	20,645	2,572
Shares redeemed	(25,022)	(9,648)	(8,514)	(7,020)

Net increase (decrease)	102,707	88,987	16,197	3,323

See Notes to Financial Statements.	33

Baron Funds	September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,475,018)	$(15,963,324)	$(11,598)	$(25,602)
Net realized gain (loss)	(75,552,920)	91,808,001	(2,488,168)	249,381
Change in net unrealized appreciation (depreciation)	(644,114,561)	276,354,754	(7,952,242)	4,673,983
Voluntary payment from Adviser	—	—	—	—

Increase (decrease) in net assets resulting from operations	(733,142,499)	352,199,431	(10,452,008)	4,897,762

Distributions to shareholders from:
Distributable earnings — Retail Shares	(9,414,668)	(6,337,567)	(30,878)	(4,063)
Distributable earnings — Institutional Shares	(60,239,989)	(29,923,673)	(113,095)	(7,750)
Distributable earnings — R6 Shares	(1,452,600)	(741,937)	(13,889)	(1,663)

Decrease in net assets from distributions to shareholders	(71,107,257)	(37,003,177)	(157,862)	(13,476)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	48,756,595	139,737,935	10,284,958	9,806,360
Proceeds from the sale of shares — Institutional Shares	586,671,824	920,664,644	24,671,094	18,222,606
Proceeds from the sale of shares — R6 Shares	36,375,153	24,318,756	91,467	1,038,549
Net asset value of shares issued in reinvestment of distributions — Retail Shares	9,287,250	6,287,081	30,578	4,026
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	57,450,593	28,249,535	113,095	7,750
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,452,600	741,937	13,889	1,663
Cost of shares redeemed — Retail Shares	(77,220,580)	(94,280,977)	(10,048,214)	(5,279,107)
Cost of shares redeemed — Institutional Shares	(732,766,259)	(242,852,333)	(20,973,005)	(2,007,425)
Cost of shares redeemed — R6 Shares	(11,516,145)	(8,132,869)	(21)	(16,324)

Increase (decrease) in net assets derived from capital share transactions	(81,508,969)	774,733,709	4,183,841	21,778,098

Net increase (decrease) in net assets	(885,758,725)	1,089,929,963	(6,426,029)	26,662,384

Net Assets:
Beginning of year	2,029,599,384	939,669,421	41,157,914	14,495,530

End of year	$1,143,840,659	$2,029,599,384	$34,731,885	$41,157,914

Capital share transactions — Retail Shares
Shares sold	1,672,260	3,870,281	565,882	564,903
Shares issued in reinvestment of distributions	264,594	203,927	1,524	212
Shares redeemed	(2,662,561)	(2,619,489)	(577,318)	(311,407)

Net increase (decrease)	(725,707)	1,454,719	(9,912)	253,708

Capital share transactions — Institutional Shares
Shares sold	20,118,331	24,844,227	1,322,560	1,011,124
Shares issued in reinvestment of distributions	1,602,527	900,240	5,588	405
Shares redeemed	(25,486,239)	(6,561,498)	(1,189,441)	(108,630)

Net increase (decrease)	(3,765,381)	19,182,969	138,707	902,899

Capital share transactions — R6 Shares
Shares sold	1,171,794	678,416	5,307	60,974
Shares issued in reinvestment of distributions	40,519	23,636	687	87
Shares redeemed	(410,088)	(223,403)	(1)	(970)

Net increase (decrease)	802,225	478,649	5,993	60,091

34	See Notes to Financial Statements.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Board has designated the Adviser as the Funds’ valuation designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value when market quotations are not readily available. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds adopted a valuation policy conforming to the new rules, effective September 8, 2022, and there was no material impact to the Funds.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2022.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

g) Special Purpose Acquisition Company.  The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

h) Private Investment in Public Equity.  The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of September 30, 2022, Baron Opportunity Fund had a commitment to purchase a when-issued security through a private transaction. Unrealized appreciation (depreciation) on this commitment is separately presented in the Statements of Assets and Liabilities as unrealized appreciation (depreciation) on unfunded commitments, and in the Statements of Operations as change in unrealized appreciation (depreciation) on unfunded commitments.

i) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

j) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

k) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

l) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2022 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$235,719,281	$674,837,022
Baron Growth Fund	35,330,068	653,298,692
Baron Small Cap Fund	763,871,721	769,011,709
Baron Opportunity Fund	376,428,828	578,332,447
Baron Fifth Avenue Growth Fund	222,918,012	320,984,676
Baron Discovery Fund	598,861,070	667,334,719
Baron Durable Advantage Fund	22,610,544	18,368,152

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Fund. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund equal to 0.70% per annum and 0.65% per annum of each Fund’s average daily net assets, respectively.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee or reimburse Fund expenses, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2022, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Asset Fund	$1,187,949	$1,209,600	$(70,400)
Baron Small Cap Fund	3,219,221	—	—
Baron Opportunity Fund	—	1,187,949	324,759
Baron Discovery Fund	—	2,009,621	(1,556,098)

f) Voluntary Payment.  During the year ended September 30, 2022, the Adviser made a voluntary payment to Baron Fifth Avenue Growth Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Overnight Federal Funds Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the year ended September 30, 2022, Baron Growth Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, and Baron Durable Advantage Fund had borrowings under the line of credit and incurred interest expense of $706,435, $357, $14,207, and $532, respectively. For the 278 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $48.5 million at a weighted average interest rate of 1.91%. For the 7 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $1.6 million at a weighted average interest rate of 1.20%. For the 95 days during which there were borrowings, Baron Fifth Avenue Growth Fund had an average daily balance on the line of credit of $4.2 million at a weighted average interest rate of 1.29%. For the 4 days during which there were borrowings, Baron Durable Advantage Fund had an average daily balance on the line of credit of $3.4 million at a weighted average interest rate of 1.45%. At September 30, 2022, Baron Growth Fund had an outstanding balance in the amount of $35,700,000.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES

At September 30, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
StubHub Holdings, Inc.	12/22/2021	$24,543,535

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	57,790,702

Total Restricted Securities		$82,334,237

(Cost $76,000,501)† (2.10% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$13,626,318
Northvolt AB	9/21/2020	17,811,468

Total Restricted Securities		$31,437,786

(Cost $25,674,991)† (0.50% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
GM Cruise Holdings LLC	5/19/2022	$89,743
Space Exploration Technologies Corp.	3/25/2021	8,216,292

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	7,009,499

Private Preferred Stocks
GM Cruise Holdings	1/19/2021	6,991,578
Space Exploration Technologies Corp.	8/4/2020	11,113,689

Total Restricted Securities		$33,420,801

(Cost $25,388,131)† (3.94% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$3,214,862

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,490,813

Total Restricted Securities		$6,705,675

(Cost $6,012,083)† ( 1.73% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,827,650,442	$—	$—	$3,827,650,442
Private Common Stocks	—	—	24,543,535	24,543,535
Private Preferred Stocks	—	—	57,790,702	57,790,702
Short Term Investments	—	16,820,449	—	16,820,449

Total Investments	$3,827,650,442	$16,820,449	$82,334,237	$3,926,805,128

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,240,028,260	$17,368,707	$—	$6,257,396,967
Private Convertible Preferred Stocks†	—	—	31,437,786	31,437,786
Warrants	102,306	—	—	102,306

Total Investments	$6,240,130,566	$17,368,707	$31,437,786	$6,288,937,059

†	See Statements of Net Assets for additional detailed categorizations.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,630,348,540	$29,621,790	$—	$3,659,970,330
Short Term Investments	—	270,969,856	—	270,969,856

Total Investments	$3,630,348,540	$300,591,646	$—	$3,930,940,186

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$787,571,326	$3,741,484	$—	$791,312,810
Private Common Stocks†	—	—	8,306,035	8,306,035
Private Convertible Preferred Stocks	—	—	7,009,499	7,009,499
Private Preferred Stocks†	—	—	18,105,267	18,105,267
Short Term Investments	—	24,058,247	—	24,058,247

Total Investments	$787,571,326	$27,799,731	$33,420,801	$848,791,858

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(13,122)	$(13,122)

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$365,367,793	$8,074,122	$—	$373,441,915
Private Common Stocks	—	—	3,214,862	3,214,862
Private Preferred Stocks	—	—	3,490,813	3,490,813
Short Term Investments	—	11,104,988	—	11,104,988

Total Investments	$365,367,793	$19,179,110	$6,705,675	$391,252,578

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,100,867,952	$6,847,617	$—	$1,107,715,569
Short Term Investments	—	41,845,842	—	41,845,842

Total Investments	$1,100,867,952	$48,693,459	$—	$1,149,561,411

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$34,011,389	$—	$—	$34,011,389
Short Term Investments	—	920,562	—	920,562

Total Investments	$34,011,389	$920,562	$—	$34,931,951

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Private Common Stocks
Consumer Discretionary	$—	$—	$—	$(25,456,506)	$50,000,041	$—	$—	$—	$24,543,535	$(25,456,506)

Private Preferred Stock
Industrials	39,979,078	—	—	17,811,624	—	—	—	—	57,790,702	17,811,624

Total	$39,979,078	$—	$—	$(7,644,882)	$50,000,041	$—	$—	$—	$82,334,237	$(7,644,882)

Unfunded Commitments	$(346,731)	$	$	$346,731	$—	$—	$—	$—	$—	$—

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Industrials	$27,018,900	$—	$(20,108,067)	$6,011,540	$—	$(12,922,373)	$—	$—	$—	$—
Materials	4,979,259	—	(4,875,825)	4,370,741	—	(4,474,175)	—	—	—	—

Private Convertible Preferred Stocks
Industrials	16,346,194	—	—	1,465,274	—	—	—	—	17,811,468	1,465,274
Materials	24,842,016	—	—	(11,215,698)	—	—	—	—	13,626,318	(11,215,698)

Total	$73,186,369	$—	$(24,983,892)	$631,857	$—	$(17,396,548)	$—	$—	$31,437,786	$(9,750,424)

Unfunded Commitments	$(746,100)	$—	$—	$746,100	$—	$—	$—	$—	$—	$—

	Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Consumer Discretonary[1]	$20,547,165	$—	$—	$660,377	$—	$—	$—	$(21,207,542)	$—	$—

[1]	E2 Open, Inc. restriction on resale was lifted on October 12, 2021.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stock
Consumer Discretionary[1]	$—	$—	$—	$(27,544,209)	$—	$—	$41,355,723	$(13,811,514)	$—	$—

Private Common Stocks
Industrials	4,942,480	—	—	2,259,832	1,103,723	—	—	—	8,306,035	2,259,832

Private Convertible Preferred Stocks
Consumer Discretionary[1]	21,865,920	—	—	19,489,803	—	—	—	(41,355,723)	—	—
Materials	12,869,756	—	—	(5,860,257)	—	—	—	—	7,009,499	(5,860,257)

Private Preferred Stocks
Industrials	14,167,370	—	—	3,937,897	—	—	—	—	18,105,267	3,937,897

Total	$53,845,526	$—	$—	$(7,716,934)	$1,103,723	$—	$41,355,723	$(55,167,237)	$33,420,801	$337,472

Unfunded Commitments	$(299,342)	$—	$—	286,220	$—	$—	$—	$—	$(13,122)	$(13,122)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Consumer Discretionary[1]	$—	$—	$—	$(3,698,501)	$—	$—	$5,553,044	$(1,854,543)	$—	$—

Private Common Stocks
Industrials	1,482,536	—	—	732,166	1,000,160	—	—	—	3,214,862	732,166

Private Convertible Preferred Stocks
Consumer Discretionary[1]	2,960,104	—	—	2,592,940	—	—	—	(5,553,044)	—	—

Private Preferred Stocks
Industrials	3,234,900	—	—	255,913	—	—	—	—	3,490,813	255,913

Total	$7,677,540	$—	$—	$(117,482)	$1,000,160	$—	$5,553,044	$(7,407,587)	$6,705,675	$988,079

[1]	Rivian Automotive, Series E and F Private Preferred Stock converted into Common Stocks on November 9, 2021, and restriction on resale was lifted on May 9, 2022.

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Discovery Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Industrials	$5,057,465	$—	$1,519,673	$1,125,255	$—	$(7,702,393)	$—	$—	$—	$—

Unfunded Commitments	$(170,095)	$—	$—	$170,095	$—	$—	$—	$—	$—	$—

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2022 were as follows:

Baron Asset Fund

Sector (Country)	Company	Fair Value as of 9/30/2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$24,543,535	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(1.08)%	(2.13)% - 1.04%
				Discount for lack of marketability	7.98%	6.75% - 11.67%
				Estimated volatility of the returns of equity[1]	58.35%	43.19% - 74.16%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% / 9% / 1%	1% - 90%
Private Preferred Stocks: Industrials	Space Exploration Technology Corp.	$57,790,702	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% - 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[3]	36.94%	22.25% - 53.52%

See footnotes on page 45.

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector (Country)	Company	Fair Value as of 9/30/2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Private Common and Preferred Stocks: Industrials	Space Exploration Technology Corp.	$19,329,981	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% - 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[3]	36.94%	22.25% - 53.52%
Private Common and Preferred Stocks: Industrials	GM Cruise Holdings	$7,081,321	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Discount for lack of marketability	13.36%	13.36%
				Estimated volatility of the returns of equity[4]	38.33%	30.51% - 81.90%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% - 70%
Private Equity Investments: Materials	Farmers Business Network, Inc.	$7,009,499	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(0.96)%	(5.89)% - 2.24%
				Discount for lack of marketability	15.25%	15.25%
				Estimated volatility of the returns of equity[3]	58.58%	27.92% - 123.55%
				Scenario Probabilities: Scenario A / Scenario B5	90% / 10%	10% - 90%

Baron Fifth Avenue Growth Fund

Sector (Country)	Company	Fair Value as of 9/30/2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Private Common Stocks: Industrials	Space Exploration Technology Corp.	$3,214,862	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% - 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[3]	36.94%	22.25% - 53.52%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$3,490,813	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Discount for lack of marketability	13.36%	13.36%
				Estimated volatility of the returns of equity[4]	38.33%	30.51% - 81.90%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% -70%

(1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
(2)	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.
(3)

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

(4)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.
(5)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2022, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment loss, foreign currency gains and losses, passive foreign investment companies, REITs, and partnership basis adjustments. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/(Losses)	Paid-In Capital
Baron Asset Fund	$44,781,529	$(44,781,529)
Baron Growth Fund	40,310,208	(40,310,208)
Baron Small Cap Fund	9,648,578	(9,648,578)
Baron Opportunity Fund	4,635,301	(4,635,301)
Baron Fifth Avenue Growth Fund	5,796,930	(5,796,930)
Baron Discovery Fund	4,451,126	(4,451,126)
Baron Durable Advantage Fund	22,289	(22,289)

As of September 30, 2022, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,433,982,008	$1,183,737,036	$2,484,681,750	$598,343,531

Gross tax unrealized appreciation	2,580,618,566	5,124,132,980	1,602,004,797	278,108,250
Gross tax unrealized depreciation	(87,795,446)	(18,932,957)	(155,746,361)	(27,659,923)

Net tax unrealized appreciation (depreciation)	2,492,823,120	5,105,200,023	1,446,258,436	250,448,327
Net tax unrealized currency appreciation (depreciation)	—	—	—	—
Net tax unrealized appreciation (depreciation) on unfunded commitments	—	—	—	(13,122)
Undistributed (accumulated) net investment income (loss)	—	—	—	—
Undistributed (accumulated) net realized gain (loss)	—	379,895,871	212,894,976	—
Qualified late year loss deferral	(26,311,290)	(9,047,266)	(16,579,338)	(8,202,615)
Capital loss carryforwards	(6,266,102)	—	—	(104,075,170)
Paid-in capital	1,465,985,012	782,180,283	2,289,961,174	709,069,188

Net Assets	$3,926,230,740	$6,258,228,911	$3,932,535,248	$847,226,608

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$291,545,276	$1,233,238,785	$35,264,940

Gross tax unrealized appreciation	121,897,705	190,764,457	2,204,693
Gross tax unrealized depreciation	(22,190,403)	(274,441,831)	(2,537,682)

Net tax unrealized appreciation (depreciation)	99,707,302	(83,677,374)	(332,989)
Net tax unrealized currency appreciation (depreciation)	—	7,306	—
Net tax unrealized appreciation (depreciation) on unfunded commitments	—	—	—
Undistributed (accumulated) net investment income (loss)	—	—	—
Undistributed (accumulated) net realized gain (loss)	—	—	—
Qualified late year loss deferral	(2,792,744)	(8,820,392)	(15,938)
Post October loss deferral	(40,682,408)	—	—
Capital loss carryforwards	—	(78,496,896)	(2,484,850)
Paid-in capital	330,837,934	1,314,828,015	37,565,662

Net Assets	$387,070,084	$1,143,840,659	$34,731,885

September 30, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2022, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short term capital loss carryforwards:
No expiration date	$6,266,102	$—	$—	$104,075,170

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$78,496,896	$2,484,850

The tax character of distributions paid during the years ended September 30, 2022 and September 30, 2021 was as follows:

	Year Ended September 30, 2022		Year Ended September 30, 2021

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$445,302,322	$—	$171,218,678
Baron Growth Fund	—	680,006,310	—	377,092,978
Baron Small Cap Fund	—	592,014,159	—	497,010,336
Baron Opportunity Fund	73,101,756	58,101,805	5,801,202	80,532,998
Baron Fifth Avenue Growth Fund	—	25,601,085	—	2,363,263
Baron Discovery Fund	42,606,495	28,500,762	—	37,003,177
Baron Durable Advantage Fund	—	157,862	13,454	22

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2022, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of September 30, 2022, the officers, trustees, and portfolio managers owned, directly or indirectly, 11.70% of Baron Fifth Avenue Growth Fund and 18.48% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

Baron Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2022	Value at September 30, 2022	% of Net Assets at September 30, 2022
“Affiliated” Company as of September 30, 2022:
Choice Hotels International, Inc.	$379,110,000	$—	$3,375,783	$(52,360,100)	$2,447,883	$2,838,125	2,975,000	$325,822,000	5.21%
Iridium Communications, Inc.	314,815,000	—	—	35,708,000	—	—	7,900,000	350,523,000	5.60%

	$693,925,000	$—	$3,375,783	$(16,652,100)	$2,447,883	$2,838,125		$676,345,000

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2022	Value at September 30, 2022	% of Net Assets at September 30, 2022
No longer an “Affiliated” Company as of September 30, 2022:
Installed Building Products, Inc.	$160,725,000	$2,053,685	$17,429,597	$(40,301,487)	$8,338,399	$3,002,625	1,400,000	$113,386,000	2.88%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2022.

September 30, 2022	Baron Funds

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplement Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Net assets (in millions), end of year ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)	1,824.8	1.29		(0.91)	4.58

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	2,871.7	1.29	[2]	(1.02)	9.54

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22	2,498.6	1.31		(0.82)	9.28

2019	81.43	(0.56)	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82	2,242.0	1.30		(0.73)	11.83

2018	70.87	(0.59)	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11	2,259.7	1.30		(0.79)	9.87

INSTITUTIONAL SHARES

Year Ended September 30,

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)	1,968.9	1.04		(0.65)	4.58

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	3,108.2	1.03	[2]	(0.76)	9.54

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53	2,505.4	1.05		(0.57)	9.28

2019	84.36	(0.38)	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11	1,979.7	1.05		(0.48)	11.83

2018	73.07	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43	1,315.7	1.04		(0.53)	9.87

R6 SHARES

Year Ended September 30,

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)	132.5	1.04		(0.65)	4.58

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	185.8	1.04	[2]	(0.76)	9.54

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55	147.3	1.05		(0.57)	9.28

2019	84.35	(0.38)	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09	109.0	1.05		(0.47)	11.83

2018	73.06	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43	73.5	1.04		(0.54)	9.87

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	49

Baron Funds	September 30, 2022

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:							Ratios/Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Net assets (in millions), end of year ($)	Ratio of total expenses to average net assets (%)	Less: interest expense (%)		Ratio of net operating expenses to average net assets (%)	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)		2,015.6	1.30	(0.01)		1.29	(0.36)	0.44

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[3]	3,041.4	1.29	0.00	[2]	1.29	(0.75)	1.37

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		2,535.3	1.30	0.00	[2]	1.30	(0.44)	1.63

2019	80.68	(0.16)	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		2,507.0	1.29	0.00	[2]	1.29	(0.21)	1.93

2018	71.77	(0.17)	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		2,747.8	1.29	0.00	[2]	1.29	(0.24)	2.92

INSTITUTIONAL SHARES

Year Ended September 30,

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)		4,073.5	1.04	(0.01)		1.03	(0.10)	0.44

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[3]	5,934.8	1.03	0.00	[2]	1.03	(0.50)	1.37

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		4,608.4	1.04	0.00	[2]	1.04	(0.20)	1.63

2019	83.09	0.03	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		4,150.9	1.04	0.00	[2]	1.04	0.03	1.93

2018	73.52	0.01	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		4,134.2	1.03	0.00	[2]	1.03	0.01	2.92

R6 SHARES

Year Ended September 30,

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)		169.1	1.04	(0.01)		1.03	(0.10)	0.44

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[3]	225.8	1.03	0.00	[2]	1.03	(0.50)	1.37

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		167.8	1.04	0.00	[2]	1.04	(0.20)	1.63

2019	83.10	0.00 [4]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		131.6	1.04	0.00	[2]	1.04	0.00 [5]	1.93

2018	73.52	(0.00)[4]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		107.4	1.04	0.00	[2]	1.04	(0.00)[5]	2.92

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

[4]	Less than $0.01 per share.
[5]	Less than 0.01%.

50	See Notes to Financial Statements.

September 30, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Net assets (in millions), end of year ($)	Ratio of operating expenses to average net assets (%)	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)	1,135.1	1.30	(0.72)	16.83

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1,829.5	1.29	(0.40)	15.70

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1,511.3	1.31	(0.98)	16.93

2019	33.68	(0.27)	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1,451.9	1.31	(0.95)	13.44

2018	30.64	(0.32)	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1,831.3	1.30	(1.05)	14.19

INSTITUTIONAL SHARES

Year Ended September 30,

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)	2,613.0	1.04	(0.44)	16.83

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	3,214.2	1.03	(0.15)	15.70

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	2,724.6	1.05	(0.74)	16.93

2019	34.95	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	2,267.3	1.05	(0.69)	13.44

2018	31.58	(0.25)	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	2,696.7	1.04	(0.79)	14.19

R6 SHARES

Year Ended September 30,

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)	184.4	1.04	(0.41)	16.83

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	272.8	1.04	(0.16)	15.70

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	218.5	1.05	(0.74)	16.93

2019	34.94	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	161.9	1.05	(0.70)	13.44

2018	31.57	(0.26)	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	155.2	1.05	(0.82)	14.19

[1]	Based on average shares outstanding.

See Notes to Financial Statements.	51

Baron Funds	September 30, 2022

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Net assets (in millions), end of year ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)	448.5	1.31	[2]	(1.15)	30.75

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58	866.5	1.31	[2]	(1.19)	38.74

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25	644.9	1.34	[2]	(1.14)	42.52

2019	22.02	(0.22)	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51	302.6	1.34	[2]	(1.07)	37.10

2018	18.53	(0.22)	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41	363.6	1.37	[2]	(1.13)	23.97

INSTITUTIONAL SHARES

Year Ended September 30,

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)	375.3	1.05	[2]	(0.90)	30.75

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91	711.4	1.05	[2]	(0.93)	38.74

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82	409.5	1.08	[2]	(0.88)	42.52

2019	22.83	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78	94.4	1.09	[2]	(0.82)	37.10

2018	19.08	(0.18)	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73	96.4	1.11	[2]	(0.88)	23.97

R6 SHARES

Year Ended September 30,

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)	23.4	1.05	[2]	(0.89)	30.75

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94	36.1	1.05	[2]	(0.93)	38.74

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71	25.7	1.08	[2]	(0.87)	42.52

2019	22.86	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78	14.5	1.08	[2]	(0.81)	37.10

2018	19.09	(0.17)	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83	14.0	1.09	[2]	(0.82)	23.97

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.

52	See Notes to Financial Statements.

September 30, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:							Ratios/Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Net assets (in millions), end of year ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49	)[2],3	84.2	1.03	[5]	(0.03)	1.00	(0.92)	37.41

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[2]	187.8	1.02		(0.02)	1.00	(0.88)	15.87

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	176.9	1.05		(0.05)	1.00	(0.70)	11.57

2019	31.02	0.07	1.01	1.08	0.00	0.00	0.00	32.10	3.48	[2]	115.5	1.06		(0.06)	1.00	0.23	21.24

2018	24.04	(0.17)	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	132.2	1.09		(0.08)	1.01	(0.61)	8.81

INSTITUTIONAL SHARES

Year Ended September 30,

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[2,3]		281.8	0.76	[5]	(0.01)	0.75	(0.68)	37.41

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[2]	609.8	0.75		(0.00)[4]	0.75	(0.63)	15.87

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	350.5	0.78		(0.03)	0.75	(0.45)	11.57

2019	31.62	0.17	1.01	1.18	0.00	0.00	0.00	32.80	3.73	[2]	170.4	0.80		(0.05)	0.75	0.56	21.24

2018	24.44	(0.10)	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	152.2	0.82		(0.06)	0.76	(0.36)	8.81

R6 SHARES

Year Ended September 30,

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[2,3]		21.1	0.76	[5]	(0.01)	0.75	(0.68)	37.41

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[2]	39.6	0.75		(0.00)[4]	0.75	(0.63)	15.87

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	33.1	0.78		(0.03)	0.75	(0.45)	11.57

2019	31.63	0.17	1.01	1.18	0.00	0.00	0.00	32.81	3.73	[2]	22.5	0.79		(0.04)	0.75	0.54	21.24

2018	24.45	(0.11)	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	21.4	0.80		(0.05)	0.75	(0.37)	8.81

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[4]	Less than 0.01%.
[5]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	53

Baron Funds	September 30, 2022

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplement Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Net assets (in millions), end of year ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	146.9	1.32		0.00	1.32	(1.11)	40.64

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	270.3	1.31		0.00	1.31	(1.20)	36.52

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33	165.2	1.35		0.00	1.35	(1.09)	43.36

2019	23.77	(0.22)	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[2]	122.7	1.36		(0.01)	1.35	(1.10)	55.94

2018	17.56	0.09	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41 [2]	108.2	1.40	[3]	(0.05)	1.35	0.45	72.25

INSTITUTIONAL SHARES

Year Ended September 30,

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	955.6	1.06		0.00	1.06	(0.84)	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1,721.2	1.05		0.00	1.05	(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	759.2	1.08		0.00	1.08	(0.82)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)	409.4	1.10		0.00	1.10	(0.88)	55.94

2018	17.74	0.01	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74 [2]	280.2	1.12	[3]	(0.02)	1.10	0.05	72.25

R6 SHARES

Year Ended September 30,

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	41.3	1.06		0.00	1.06	(0.85)	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	38.1	1.05		0.00	1.05	(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	15.3	1.08		0.00	1.08	(0.83)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)	6.8	1.09		0.00	1.09	(0.88)	55.94

2018	17.74	0.03	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75 [2]	5.6	1.10	[3]	(0.01)	1.09	0.15	72.25

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.

54	See Notes to Financial Statements.

September 30, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:							Ratios/Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[4]		7.6	1.49	[2]	(0.54)	0.95		(0.23)	42.09

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[4]	9.8	1.91		(0.96)	0.95		(0.29)	10.58

2020	11.77	(0.00)[3]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[4]	4.0	2.80		(1.85)	0.95		(0.01)	16.55

2019	10.74	0.03	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[4]	1.9	6.22		(5.27)	0.95		0.25	13.23

2018[7]	10.00	0.01	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[4,5]	0.6	7.45	[6]	(6.50)[6]	0.95	[6]	0.19 [6]	5.85	[5]

INSTITUTIONAL SHARES

Year Ended September 30,

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		23.6	1.10	[2]	(0.40)	0.70		0.03	42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	27.1	1.48		(0.78)	0.70		(0.05)	10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	8.0	2.40		(1.70)	0.70		0.22	16.55

2019	10.76	0.06	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[4]	4.7	4.91		(4.21)	0.70		0.52	13.23

2018[7]	10.00	0.04	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[4,5]	3.0	5.71	[6]	(5.01)[6]	0.70	[6]	0.46 [6]	5.85	[5]

R6 SHARES

Year Ended September 30,

2022	18.63	0.00 [3]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		3.5	1.07	[2]	(0.37)	0.70		0.02	42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	4.3	1.47		(0.77)	0.70		(0.04)	10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	2.5	1.93		(1.23)	0.70		0.23	16.55

2019	10.75	0.06	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[4]	0.5	4.65		(3.95)	0.70		0.53	13.23

2018[7]	10.00	0.04	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[4,5]	0.4	5.24	[6]	(4.54)[6]	0.70	[6]	0.46 [6]	5.85	[5]

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.
[7]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	55

Baron Funds	September 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations for the year ended September 30, 2022, the statements of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent, portfolio companies and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

New York, New York

November 23, 2022

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

September 30, 2022	Baron Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk — i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Fund’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Fund does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Fund would have invested more than 15% of its net assets in illiquid investments; and (5) if the Funds reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Funds will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). The Program Administrator has delegated its responsibilities to a Liquidity Risk Management Committee (the “LRM Committee”), comprised of a cross-functional group of key representatives from various departments of the Program Administrator, including Operations; Accounting; Legal and Compliance; Trading; and Portfolio and Risk Analytics. In addition, the Trust has contracted with a third party liquidity assessment vendor to support the classification of Fund investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in May 2022 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the LRM Committee, has assessed the operation of the LRMP and believes that the LRMP is adequate and effective in its implementation. The Program Administrator and the LRM Committee initially determined that each Fund primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Fund needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Fund has breached its limit on illiquid investments.

Baron Funds	September 30, 2022

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2022 are listed below.

During the fiscal year ended September 30, 2022, the Funds’ distributions to shareholders included:

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron Asset Fund	$—	$445,302,322

Baron Growth Fund	—	680,006,310

Baron Small Cap Fund	—	592,014,159

Baron Opportunity Fund	73,101,756	58,101,805

Baron Fifth Avenue Growth Fund	—	25,601,085

Baron Discovery Fund	42,606,495	28,500,762

Baron Durable Advantage Fund	—	157,862

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to The Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Opportunity Fund and Baron Discovery Fund, 2.16% and 1.82%, respectively, is qualified dividend income subject to a reduced tax rate and 2.14% and 1.37%, respectively, qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax return for the calendar year ending December 31, 2022 will be listed on the Form 1099-DIV, which will be mailed to you in January 2023.

September 30, 2022	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 20221

	Actual Total Return	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	(22,83)%	$1,000.00	$771.70		1.30%	$5.77
Baron Asset Fund — Institutional Shares	(22.72)%	$1,000.00	$772.80		1.04%	$4.62
Baron Asset Fund — R6 Shares	(22.72)%	$1,000.00	$772.80		1.04%	$4.62
Baron Growth Fund — Retail Shares	(20.10)%	$1,000.00	$799.00		1.31%	$5.91
Baron Growth Fund — Institutional Shares	(20.00)%	$1,000.00	$800.00		1.05%	$4.74
Baron Growth Fund — R6 Shares	(20.00)%	$1,000.00	$800.00		1.05%	$4.74
Baron Small Cap Fund — Retail Shares	(21.67)%	$1,000.00	$783.30		1.31%	$5.86
Baron Small Cap Fund — Institutional Shares	(21.56)%	$1,000.00	$784.40		1.05%	$4.70
Baron Small Cap Fund — R6 Shares	(21.57)%	$1,000.00	$784.30		1.05%	$4.70
Baron Opportunity Fund — Retail Shares	(28.78)%	$1,000.00	$712.20		1.32%	$5.67
Baron Opportunity Fund — Institutional Shares	(28.70)%	$1,000.00	$713.00		1.06%	$4.55
Baron Opportunity Fund — R6 Shares	(28.71)%	$1,000.00	$712.90		1.06%	$4.55
Baron Fifth Avenue Growth Fund — Retail Shares	(32.64)%	$1,000.00	$673.60	[3]	1.00%	$4.20
Baron Fifth Avenue Growth Fund — Institutional Shares	(32.56)%	$1,000.00	$674.40	[3]	0.76%	$3.19
Baron Fifth Avenue Growth Fund — R6 Shares	(32.57)%	$1,000.00	$674.30	[3]	0.76%	$3.19
Baron Discovery Fund — Retail Shares	(22.75)%	$1,000.00	$772.50		1.33%	$5.91
Baron Discovery Fund — Institutional Shares	(22.66)%	$1,000.00	$773.40		1.06%	$4.71
Baron Discovery Fund — R6 Shares	(22.66)%	$1,000.00	$773.40		1.06%	$4.71
Baron Durable Advantage Fund — Retail Shares	(20.02)%	$1,000.00	$799.80	[3]	0.95%[4]	$4.29
Baron Durable Advantage Fund — Institutional Shares	(19.94)%	$1,000.00	$800.60	[3]	0.70%[4]	$3.16
Baron Durable Advantage Fund— R6 Shares	(19.94)%	$1,000.00	$800.60	[3]	0.70%[4]	$3.16

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	September 30, 2022

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022

	Hypothetical Annualized Total Return	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.55		1.30%	$6.58
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.85		1.04%	$5.27
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.85		1.04%	$5.27
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.31%	$6.63
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.31%	$6.63
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.32%	$6.68
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.06%	$5.37
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.06%	$5.37
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,020.05	[3]	1.00%[4]	$5.06
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.26	[3]	0.76%[4]	$3.85
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.26	[3]	0.76%[4]	$3.85
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.33%	$6.73
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.06%	$5.37
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.06%	$5.37
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.31	[3]	0.95%[4]	$4.81
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

September 30, 2022	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE FUNDS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 17, 2022 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including, for many, their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with representatives of Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the small size of certain Funds and the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

Baron Funds	September 30, 2022

MANAGEMENT OF THE FUNDS (Unaudited)

Board of Trustees and Officers.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of the Trust until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Officer and Trustee is Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. Additional information about the Trustees and Officers of the Trust can be found in the Trust’s Statement of Additional Information (the “SAI”) which may be obtained without charge by writing or calling 1-800-99BARON. The SAI is also available on the Baron Funds® website, www.BaronFunds.com.

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 79	Chief Executive Officer, Trustee and Portfolio Manager	35 years	Director, Chairman and CEO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (1994-Present).	19	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 67	Chairman, President, Chief Operating Officer and Trustee	35 years	Director: the Firm* (2003-Present); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-Present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present).	19	None

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 61	Chief Financial Officer, Treasurer and Trustee	35 years	Trustee (11/2021-Present): Baron Investment Funds Trust and Baron Select Funds; Chief Financial Officer and Treasurer: the Firm* (1987-Present), Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present); Baron USA Partners Fund Ltd. (1994-Present); Baron Emerging Markets Fund Ltd. (2016-Present).	19	None
Independent Trustees

Thomas J. Folliard(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 57	Trustee	4 years	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	19	Director: PulteGroup, Inc. (2012-Present)

Abraham (Avi) Nachmany(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 70	Trustee	2 years	Independent mutual fund industry consultant (2016-Present); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (5/2019-5/2020); Trustee: Baron Investment Funds Trust, Baron Select Funds (5/2020-Present).	19	None

Raymond Noveck(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 79	Lead Trustee	35 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	19	None

Anita James Rival(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 58	Trustee	8 years	Advisory Board Member: Impala Asset Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	19	Director: Golub Capital BDC, Inc. (2011-Present)

David A. Silverman, MD(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 72	Trustee	35 years	Physician at NYU/ Langone Medical Center and Faculty at New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	19	None

September 30, 2022	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)

Marvelle Sullivan(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 43	Trustee	2 years	Founder and CEO: Marvelle Co. LLC (2019-Present); Managing Director: J.P. Morgan (2017-2019); Global Head of M&A: Novartis (2009-2017); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (2/2020-5/2020); Trustee: Baron Investment Funds Trust and Baron Select Funds (5/2020-Present).	19	None

Errol Taylor(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 66	Trustee	1 year	Partner: Milbank LLP (2003-2020); Trustee: Baron Investment Funds Trust and Baron Select Funds (12/2020-Present).		Trustee: New York Law School (2014-Present); Trustee: Clark Atlanta University (2017-Present)

Alejandro (Alex) Yemenidjian(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 66	Trustee	16 years	Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	19	Director: Guess?, Inc. (2005-Present)
Additional Officers of the Funds

Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 51	Vice President and Chief Compliance Officer	7 years	Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (2014-Present); Vice President: the Firm* (2014-Present).	N/A	N/A

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 63	Senior Vice President and co-Chief Investment Officer	25 years	Director, Senior Vice President and Co-CIO: the Firm* (2020-Present); Senior Vice President: Baron Investment Funds Trust, Baron Select Funds (1997-Present); Portfolio Manager: Baron Small Cap Fund (1997-Present).	N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 54	Vice President, General Counsel and Secretary	14 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds (2007-Present); General Counsel: Baron USA Partners Fund, Ltd. (2007-Present); Baron Emerging Markets Fund Ltd. (2016-Present).	N/A	N/A

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 53	Senior Vice President and co-Chief Investment Officer	19 years	Director, Senior Vice President and Co-CIO: the Firm*, Baron Investment Funds Trust, Baron Select Funds (2020-Present); Portfolio Manager: Baron Asset Fund (2003-Present).	N/A	N/A

*	The “Firm” means BCG along with its subsidiaries BCI, Baron Capital Management, Inc. and BAMCO.
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Trustees Committee.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

SEPTEMBER 30

ANNUALTRUST 9/30/2022

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@Baronfunds.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard. Mr. Noveck, Mr. Yemenidjian, and Mr. Folliard are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2022 and September 30, 2021:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2022	2021
Baron Investment Funds Trust	$360,142	$323,229

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2022	2021
Baron Investment Funds Trust	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2022	2021
Baron Investment Funds Trust	$97,629	$93,978

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2022	2021
Baron Investment Funds Trust	$0	$0

e)

Audit Committee Pre-Approval Policies and Procedures: (i) Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; (ii) 100% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2022: $35,000

2021: $34,000

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 2, 2022

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: December 2, 2022